SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.      2         (File No. 333-03867)             [x]
                              ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              3       (File No. 811-07623)             [x]
                               ---------

                        (Check appropriate box or boxes)

             IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                     12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-4085
--------------------------------------------------------------------------------

           Sherilyn K. Beck, IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 1998  pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days  after  filing  pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A


Item No.          Section in Prospectus
1                 Cover page
2                 Key terms
3   (a)           Expense Summary
    (b)           The Flexible Portfolio Annuity in brief
4   (a)           Condensed financial information
    (b)           Performance information
    (c)           Financial statements
5   (a)           Cover page; About IDS Life of New York
    (b)           The variable account
    (c)           The funds
    (d)           Cover page; The funds
    (e)           Voting rights
    (f)           NA
    (g)           NA
6   (a)           Charges
    (b)           Expense Summary; Charges
    (c)           Charges
    (d)           Distribution of the contracts
    (e)           The funds
    (f)           NA
7   (a)           Buying your annuity; Benefits in case of death; The annuity payout period
    (b)           The variable accounts; Making the most of your annuity,
                  Transferring money between charge accounts
    (c)           The funds; Charges
    (d)           Cover page
8   (a)           The annuity payout period
    (b)           Buying your annuity
    (c)           The annuity payout period
    (d)           The annuity payout period
    (e)           The annuity payout period
    (f)           The annuity payout period
9   (a)           Benefits in case of death
    (b)           Benefits in case of death
10  (a)           Buying your annuity; Valuing your investment
    (b)           Valuing your investment
    (c)           Buying your annuity; Valuing your investment
    (d)           About IDS Life of New York
11  (a)           Surrendering your contract
    (b)           NA
    (c)           Surrendering your contract
    (d)           Buying your annuity
    (e)           The Flexible Portfolio Annuity in brief
12  (a)           Taxes
    (b)           Key terms
    (c)           NA
13                NA
14                Table of contents of the Statement of Additional Information

                                     PART B

                  Section in
Item No.          Statement of Additional Information
15  (a)           Cover page
    (b)           NA
16                Table of Contents
17  (a)           NA
    (b)           NA
    (c)           About IDS Life of New York*
18  (a)           NA
    (b)           NA
    (c)           Independent Auditors
    (d)           NA
    (e)           NA
    (f)           NA
19  (a)           Distribution of the contracts*; About IDS Life of New York*
    (b)           Charges*
20  (a)           Principal underwriter
    (b)           Principal underwriter
    (c)           Principal underwriter
    (d)           NA
21  (a)           Performance information
    (b)           Performance information
22                Calculating annuity payouts
23  (a)           NA
    (b)           NA

*Designates section in the prospectus, which is hereby incorporated by reference in this statement of Additional Information.

IDS Life of New York Flexible Portfolio Annuity


Prospectus
May 1, 1998

The Flexible Portfolio Annuity is an individual deferred fixed/variable annuity contract offered by IDS Life Insurance Company of New York (IDS Life of New
York), a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation (AEFC). Purchase payments may be allocated among different accounts, providing variable and/or fixed returns and payouts. The annuity is available for qualified and nonqualified retirement plans.


IDS Life of New York Flexible Portfolio Annuity Account
Sold by: IDS Life Insurance Company of New York, 20 Madison Ave. Extension, Albany, NY 12203, Telephone: 800-541-2251.


This prospectus contains the information about the variable account that you should know before investing. Refer to "The variable account" in this prospectus. As in the case of other annuities, it may not be advantageous to purchase this annuity as a replacement for, or in addition to an existing annuity.

The prospectus is accompanied or preceded by the following prospectuses: the IDS Life Retirement Annuity Mutual Funds; AIM Variable Insurance Funds, Inc.; Putnam Variable Trust; American Century Variable Portfolios, Inc.; Templeton Variable Products Series Fund and Warburg Pincus Trust. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


IDS Life of New York is not a bank or a financial institution, and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the federal deposit insurance corporation, the federal reserve board or any other agency. Investments in this annuity involve investment risk including the possible loss of principal.


A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) filed with the Securities and Exchange Commission (SEC), is available without charge by contacting IDS Life of New York at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of contents
Key terms................................................................
The Flexible Portfolio Annuity in brief..................................
Expense summary..........................................................
Condensed financial information (unaudited)..............................
Financial statements.....................................................
Performance information..................................................
The variable account.....................................................
The funds................................................................
     IDS Life Aggressive Growth Fund.....................................
     IDS Life International Equity Fund..................................
     IDS Life Capital Resource Fund......................................
     IDS Life Managed Fund...............................................
     IDS Life Special Income Fund........................................
     IDS Life Moneyshare Fund............................................
     IDS Life Growth Dimensions Fund.....................................
     IDS Life Global Yield Fund..........................................
     IDS Life Income Advantage Fund......................................
     AIM V.I. Growth and Income Fund.....................................
     Putnam VT New Opportunities Fund....................................
     American Century VP Value...........................................
     Templeton Developing Markets Fund: Class 1..........................
     Warburg Pincus Trust/Small Company Growth Portfolio.................
The fixed account........................................................
Buying your annuity......................................................
     The retirement date.................................................
     Beneficiary.........................................................
     How to make purchase payments.......................................
Charges..................................................................
     Contract administrative charge......................................
     Mortality and expense risk fee......................................
     Surrender charge....................................................
     Waiver of surrender charges.........................................
Valuing your investment..................................................
     Number of units.....................................................
     Accumulation unit value.............................................
     Net investment factor......................................
     Factors that affect variable subaccount accumulation units..........
Making the most of your annuity..........................................
     Automated dollar-cost averaging.....................................
     Transferring money between subaccounts..............................
     Transfer policies...................................................
     How to request a transfer or a surrender............................
Surrendering your contract...............................................
     Surrender policies..................................................
     Receiving payment when you request a surrender
     TSA-special surrender provisions....................................
Changing ownership.......................................................
Benefits in case of death................................................
The annuity payout period................................................
     Annuity payout plans................................................
     Death after annuity payouts begin...................................

Taxes....................................................................
Voting rights............................................................
Substitution of investments..............................................
Distribution of the contracts............................................
About IDS Life of New York...............................................
Year 2000................................................................
Regular and special reports..............................................
Services
     Table of contents of the Statement of Additional Information........

Key terms

These terms can help you understand details about your annuity.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity  -  A  contract   purchased  from  an  insurance   company  that  offers
tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit - A measure of the value of each variable subaccount used to calculate the annuity payouts you receive.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable surrender charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by IDS Life of New York.

IDS Life of New York - In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to IDS Life of New York for an annuity.

Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:


o Individual Retirement Annuities (IRAs), including Roth IRAs o SIMPLE IRAs o Simplified Employee Pension (SEP) Plans o Section 401(k) plans o Custodial and trusteed pension and profit-sharing plans o Tax-Sheltered Annuities (TSAs)


All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Surrender charge - A deferred sales charge that may be applied if you surrender your annuity before the retirement date.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the contract value minus any applicable surrender charge and contract administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The Flexible Portfolio Annuity in brief

Purpose: The Flexible Portfolio Annuity is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Ten-day free look: You may return your annuity to your financial advisor or our Albany office within 10 days after it is delivered to you and receive a full refund of purchase payments. No charges will be deducted.

Accounts: You may allocate your purchase payments among any or all of:

o variable subaccounts, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p. )

o one fixed account, which earns interest at rates that are adjusted periodically by IDS Life of New York. (p. )

Buying your annuity: Your financial advisor will help you complete and submit an application. Applications are subject to acceptance at our Albany office. You may buy a nonqualified annuity or a qualified annuity including an IRA. Payment may be made either in a lump sum or installments:

o Minimum initial purchase payment - $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o    Minimum additional purchase payment - $50.
o Minimum installment payment - $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year payment(s) - $50,000 to $1,000,000 depending on your age.
o Maximum payment for each subsequent year - $50,000 to $100,000 depending upon your age. (p. )

Transfers: Subject to certain restrictions you may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts thereafter. You may establish automated transfers among the fixed account and variable subaccount(s). (p. )

Surrenders: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )

Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five variable subaccounts at any one time unless we agree otherwise. (p. )


Taxes: Generally, your annuity grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. Roth IRAs, however, may grow tax-free, if you meet certain distribution requirements. (p. )

Charges: Your Flexible Portfolio Annuity is subject to a $30 annual contract administrative charge, a 1.25% mortality and expense risk charge and a surrender charge. (p. )

Expense summary

The purpose of this table is to help you understand the various costs and expenses associated with your annuity.

You pay no sales charge when you purchase the annuity. All costs that you bear directly or indirectly for the variable subaccounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Contract charges."

Contract Owner Expense

     Surrender charge
     (contingent deferred sales
     charge as a percent of purchase
     payments surrendered)                 Contract year
                      7                         1-3
                      6                          4
                      5                          5
                      4                          6
                      3                          7
                      2                          8
                      0                    After 8 years

     Annual Contract Administrative Charge                                 $30

Variable Account Annual Expense

     Mortality and Expense Risk Fee
     (as a percentage of daily net asset value)                            1.25%


Annual Operating Expenses of Underlying Mutual Funds
(as a percentage of average net assets)


                   IDS Life       IDS Life        IDS Life                       IDS Life                       IDS Life
                   Aggressive     International   Capital        IDS Life        Special        IDS Life        Growth
                   Growth         Equity          Resource       Managed         Income         Moneyshare      Dimensions
Management fees     0.60%          0.83%           0.60%          0.59%           0.60%          0.51%           0.63%

Other expenses      0.07%          0.11%           0.07%          0.05%           0.07%          0.06%           0.08%

Total               0.67%*         0.94%*          0.67%*         0.64%*          0.67%*         0.57%*          0.71%*

                                                                                                                Warburg Pincus
                                                                 Putnam                                         Trust/Small
                   IDS Life       IDS Life        AIM V.I.       VT New          American       Templeton       Company Growth
                   Global         Income          Growth and     Opportunities   Century        Developing      (After fee
                   Yield          Advantage       Income++       Fund            VP Value       Markets: Class Ilimitations)

Management fees     0.84%          0.62%           0.63%          0.58%           1.00%          1.25%           0.90%

Other expenses      0.07%          0.03%           0.06%          0.05%            --            0.33%           0.24%

Total               0.91%*         0.65%*          0.69%          0.63%           1.00%          1.58%           1.14%+

* Annualized operating expenses of underlying mutual funds at Dec. 31, 1997.
+ Figures in "Management fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1997 net of any fee waivers or expense reimbursements. Without such waivers or reimbursements, "Other expenses" would equal 0.25% and "Total" would equal 1.15%. ++AIM Advisers, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Fund reimburses AIM in an amount up to 0.25% of the average net asset value of the Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of the Fund in excess of the net asset value of the Fund as calculated on April 30, 1998.

Example:* You would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender at the end of each time period:

                   IDS Life       IDS Life        IDS Life                       IDS Life                       IDS Life
                   Aggressive     International   Capital        IDS Life        Special        IDS Life        Growth
                   Growth         Equity          Resource       Managed         Income         Moneyshare      Dimensions
1 year             $ 90.39        $ 93.15         $ 90.39        $ 90.00         $ 90.39        $ 89.36         $ 90.80

3 years             132.99         141.35          132.99         132.06          132.99         129.88          134.23

5 years             158.15         172.16          172.16         158.15          158.15         152.93          160.24

10 years            233.30         261.62          233.30         230.11          233.30         222.62          237.54


                                                                 Putnam
                   IDS Life       IDS Life        AIM V.I.       VT New          American       Templeton       Warburg Pincus
                   Global         Income          Growth and     Opportunities   Century        Developing      Trust/Small
                   Yield          Advantage       Income         Fund            VP Value       Markets: Class ICompany Growth

1 year             $ 92.85        $ 90.18         $ 90.59        $ 89.98         $ 93.77        $ 99.71         $ 95.20

3 years             140.42         132.37          133.61         131.75          143.20         160.96          147.50

5 years             170.61         157.11          159.20         156.07          175.25         204.72          182.43

10 years            258.51         231.17          235.42         229.04          267.81         325.79          282.11




You would pay the following expenses on the same investment assuming no surrender or the selection of an annuity payout plan at the end of each time period:

                   IDS Life       IDS Life        IDS Life                       IDS Life                       IDS Life
                   Aggressive     International   Capital        IDS Life        Special        IDS Life        Growth
                   Growth         Equity          Resource       Managed         Income         Moneyshare      Dimensions

1 year             $ 20.39        $ 23.15         $ 20.39        $ 20.08         $ 20.39        $ 18.75         $ 20.80

3 years              62.99          71.35           62.99          62.06           62.99          58.02           64.23

5 years             108.15         122.16          108.15         106.59          108.15          99.78          110.24

10 years            233.30         261.62          233.30         230.11          233.30         216.16          237.54


                                                                 Putnam
                   IDS Life       IDS Life        AIM V.I.       VT New          American       Templeton       Warburg Pincus
                   Global         Income          Growth and     Opportunities   Century        Developing      Trust/Small
                   Yield          Advantage       Income         Fund            VP Value       Markets: Class ICompany Growth

1 year             $ 22.85        $ 20.18         $ 20.59        $ 19.98         $ 23.77        $ 29.71         $ 25.20

3 years              70.42          62.37           63.61          61.75           73.20          90.96           77.50

5 years             120.61         107.11          109.20         160.07          125.25         154.72          132.43

10 years            258.51         231.17          235.42         229.04          267.81         325.79          282.11


This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual contract administrative charge is approximated as a .074% charge based on the average contract size. IDS Life of New York has entered into certain arrangements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to the funds.

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each variable subaccount.

Year Ended Dec. 31,
                                       1997       1996 1

Subaccount GC (Investing in shares of IDS Life Capital Resource Fund)

Accumulation unit                     $1.02      $1.00
value at beginning
of period

Accumulation unit value               $1.25      $1.02
at end of period

Number of accumulation                3,726        655
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GI (Investing in shares of IDS Life International Equity Fund)

Accumulation unit                     $1.02      $1.00
value at beginning
of period

Accumulation unit value               $1.04      $1.02
at end of period

Number of accumulation                4,751        712
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GA (Investing in shares of IDS Life Aggressive Growth Fund)

Accumulation unit                     $1.01      $1.00
value at beginning
of period

Accumulation unit value               $1.13      $1.01
at end of period

Number of accumulation                4,737      1,005
units outstanding at end
of period (000 omitted)

Ration of operating                   1.25%      1.25%
expense to average
net assets


Subaccount GS (Investing in shares of IDS Life Special Income Fund)

Accumulation unit                     $1.02      $1.00
 value at beginning
of period

Accumulation unit value               $1.10      $1.02
at end of period

Number of accumulation                6,445      1,283
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GM (Investing in shares of IDS Life Moneyshare Fund)

Accumulation unit                     $1.01      $1.00
value at beginning
of period

Accumulation unit value               $1.05      $1.01
at end of period

Number of accumulation               10,767      2,865
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GD (Investing in shares of IDS Life Managed Fund)

Accumulation unit                     $1.04      $1.00
value at beginning
of period

Accumulation unit value               $1.23      $1.04
at end of period

Number of accumulation                8,589      1,301
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GG (Investing in shares of IDS Life Growth Dimensions Fund)

Accumulation unit                     $1.02      $1.00
value at beginning
of period

Accumulation unit value               $1.25      $1.02
at end of period

Number of accumulation               19,979      3,667
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GY (Investing in shares of IDS Life Global Yield Fund)

Accumulation unit                     $1.03      $1.00
value at beginning
of period

Accumulation unit value               $1.05      $1.03
at end of period

Number of accumulation                3,672        592
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GV (Investing in shares of IDS Life Income Advantage Fund)

Accumulation unit                     $1.02      $1.00
value at beginning
of period

Accumulation unit value               $1.14      $1.02
at end of period

Number of accumulation                8,904      1,917
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GW (Investing in shares of Aim V.I. Growth and Income Fund)

Accumulation unit                     $1.04      $1.00
value at beginning
of period

Accumulation unit value               $1.29      $1.04
at end of period

Number of accumulation               10,124      1,386
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GN (Investing in shares of Putnam VT New Opportunities Fund)

Accumulation unit                     $0.93      $1.00
value at beginning
of period

Accumulation unit value               $1.14      $0.93
at end of period

Number of accumulation               12,772      2,682
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GP (Investing in shares of American Century VP Value)

Accumulation unit                     $1.06      $1.00
value at beginning
of period

Accumulation unit value               $1.32      $1.06
at end of period

Number of accumulation                5,589        806
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GK (Investing in Class 1 shares of Templeton Developing Markets Fund)

Accumulation unit                     $1.00      $1.00
value at beginning
of period

Accumulation unit value               $0.70      $1.00
at end of period

Number of accumulation               10,950      1,399
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount GT (Investing in shares of
Warburg Pincus Trust/Small Company Growth Portfolio)

Accumulation unit                     $0.98      $1.00
value at beginning
of period

Accumulation unit value               $1.12      $0.98
at end of period

Number of accumulation               11,690      1,781
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets

1 Commencement of operations was Oct. 8, 1996.

Financial statements


The SAI, dated May 1, 1998, contains:

The audited financial statements of the Variable Account including:
-        statements of net assets as of Dec. 31, 1997;
-        statements of operations for the year ended Dec. 31, 1997; and
- statements of changes in net assets for the year ended Dec. 31, 1997 and from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.

The audited financial statements of IDS Life Insurance Company of New York including:
-        balance sheets as of Dec. 31, 1997 and Dec. 31, 1996; and
- related statements of income, stockholder's equity and cash flows for each of the three years in the period ended Dec. 31, 1997.

Performance information


Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. We show actual performance from date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.


Simple yield - Account GM (investing in IDS Life Moneyshare Fund): Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - Account GM (investing in IDS Life Moneyshare Fund): Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and ten years (or up to the life of the account if it is less than ten years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests, and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact your financial advisor.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

IDS Life Aggressive Growth Fund                                           GA
IDS Life International Equity Fund                                        GI
IDS Life Capital Resource Fund                                            GC
IDS Life Managed Fund                                                     GD
IDS Life Special Income Fund                                              GS
IDS Life Moneyshare Fund                                                  GM
IDS Life Growth Dimensions Fund                                           GG
IDS Life Global Yield Fund                                                GY
IDS Life Income Advantage Fund                                            GV
AIM V.I. Growth and Income Fund                                           GW
Putnam VT New Opportunities Fund                                          GN
American Century VP Value                                                 GP
Templeton Developing Markets Fund: Class 1                                GK
Warburg Pincus Trust/Small Company Growth Portfolio                       GT

Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No variable subaccount will be charged with liabilities of any other account or of our general business. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account was established under New York law on April 17, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small-and medium-size companies. The fund also may invest in warrants or debt securities or in large, well-established companies when the portfolio manager believes such investments offer the best opportunity for capital appreciation.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock. The fund also may invest in certain international bonds if the portfolio manager believes they have a greater potential for capital appreciation than equities.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money-market instruments. The fund invests in many different companies in a variety of industries.

IDS Life Special Income Fund
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Growth Dimensions Fund
Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS Life Global Yield Fund
Objective: high total return through income and growth of capital. Invests primarily in a non-diversified portfolio of debt securities of U.S. and foreign issuers.

IDS Life Income Advantage Fund
Objective: high current income, with capital growth as a secondary objective. Invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

AIM V.I. Growth and Income Fund
Objective: growth of capital, with current income as a secondary objective. The fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings.

Putnam VT New Opportunities Fund
Objective: long-term capital appreciation. Invests principally in common stocks of companies in sectors of the economy that Putnam Investment Management, Inc., the funds' investment manager, believes possess above-average, long-term growth potential.

American Century VP Value
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

Templeton Developing Markets Fund: Class I
Objective:   long-term  capital   appreciation.   Invests  primarily  in  equity
securities of issuers in countries having developing markets.

Warburg Pincus Trust/Small Company Growth Portfolio
Objective: capital growth. Invests primarily in equity securities of small-sized domestic companies.

More comprehensive information regarding each fund is contained in the fund prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities, variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously. Although IDS Life of New York and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policy owners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable annuity, variable life insurance and qualified plan separate accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding mixed and shared funding.


The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The investment managers for the funds are as follows:


o IDS Life Funds - IDS Life, IDS Tower 10, Minneapolis, MN 55440; American Express Financial Corporation is the investment advisor of IDS Life Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund;

o AIM V.I. Growth and Income Fund - A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173;


o Putnam VT New Opportunities Fund - Putnam Investment Management, Inc., One Post Office Square, Boston, MA 02109;

o American Century VP Value - American Century Investment Management, Inc., American Century Tower, 4500 Main Street, Kansas City, MO 64111;

o Templeton Developing Markets Fund - Templeton Asset Management Ltd., Temasek Blvd., #38-03, Suntec Tower One, Singapore 038987;


o Warburg Pincus Trust/Small Company Growth Portfolio - Warburg Asset Management, 466 Lexington Avenue, New York, NY 10017-3147.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. These prospectuses are available by contacting IDS Life of New York at the address or telephone number on the front of this prospectus, or from your financial advisor.

The fixed account

Purchase payments may also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of IDS Life of New York, the company's main portfolio of investments. Interest is credited daily and compounded annually. We may change the interest rates from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Your financial advisor will help you prepare and submit your application, and send it along with your initial purchase payment to our Albany office. As the owner, you have all rights and may receive all benefits under the contract. The annuity cannot be owned in joint tenancy, except in spousal situations. You cannot buy an annuity or be an annuitant if you are 91 or older. Please remember that investment performance, expenses and deduction of certain charges affect accumulation value.

When you apply, you can select:
o        the account(s) in which you want to invest;
o        how you want to make purchase payments; and
o        a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our Albany office. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive your payments at our Albany office.

The retirement date

Upon processing your application, we will establish the retirement date to the maximum age or date as specified on the next page. You can also select a date within the maximum limits. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


For nonqualified annuities and Roth IRAs, the retirement date must be:


o    no earlier than the 60th day after the contract's effective date; and

o    no later than the annuitant's 90th birthday.


For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the retirement date generally must be:


o    on or after the date the annuitant reaches age 59 1/2; and
o for IRA's, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches ages 70 1/2.
o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires, except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.

If you are taking the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this annuity, annuity payouts can start as late as the annuitant's 90th birthday.

Beneficiary

If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value.

If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Minimum purchase payment
If single payment:

Nonqualified:              $2,000
Qualified:                 $1,000

o    Minimum additional purchase payment: $50

If installment payments:

o Minimum installment payment(s): $50 monthly; $23.08 biweekly (scheduled payment plan billing)

Installments must total at least $600 in the first year.*

*If you make no purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

Maximum first-year payment(s):
This maximum is based on your age or age of the annuitant (whomever is older) on the effective date of the contract.

Up to age 75               $1 million
76 to 85                   $500,000
86 to 90                   $50,000

o    Maximum payment for each subsequent year:**         $100,000 Up to age 85
                                                         $  50,000 Ages 86-90

**These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

How to make purchase payments

1    By letter

Send your check along with your name and account number to:

Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203

2    By scheduled payment plan

Your financial advisor can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or o a bank authorization.

Charges

Contract administrative charge

This fee is for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary. This $30 charge is waived if your contract value, or total purchase payments less any payments surrendered, equals or exceeds $25,000 on your contract anniversary.

If you surrender your contract, the charge will be deducted at the time of surrender regardless of the contract value or purchase payments made. The charge cannot be increased and does not apply after annuity payouts begin.

Mortality and expense risk fee

This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. The subaccounts pay this fee at the time that dividends are distributed from the funds in which they invest. Annually the fee totals 1.25% of the subaccounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life of New York annuitants live. If, as a group, IDS Life of New York annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, IDS Life of New York annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because the contract administrative charge cannot be increased and may not cover our expenses.
Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Surrender charge

A surrender charge applies to all purchase payments surrendered in the first eight contract years. The surrender amount you request is determined by drawing from your total contract value in the following order:

o First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). There is no surrender charge on contract earnings. Note: Contract earnings are determined by looking at the entire contract value, not the earnings of any particular variable subaccount or the fixed account.

o If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

     Surrender charge
     as a percent of purchase
     payments surrendered
                                                      Contract year
                      7                                    1-3
                      6                                     4
                      5                                     5
                      4                                     6
                      3                                     7
                      2                                     8
                      0                               After 8 years

The surrender charge is calculated so that the total amount surrendered, minus any surrender charge, equals the amount you request.

Waiver of surrender charges

There are no surrender charges for:

o    contract earnings;
o minimum required distributions after you reach age 70 1/2; (for qualified plans) o contracts settled using an annuity payout plan; and o death benefits.

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by IDS Life of New York annuities. Fees for these services start at $30 per calendar year per participant. A termination fee for owners under age 59 1/2 will be charged (fee waived in case of death or disability).

Possible group reductions: In some cases (for example, an employer making the annuity available to employees), lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments, plus interest earned, less any amounts surrendered or transferred and any contract administrative charge assessed.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a variable subaccount, or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund. The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor
o Determined each business day by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then
o        dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o  additional  purchase  payments  allocated to the  variable  subaccount(s);
o  transfers into or out of the variable subaccount(s);
o  partial surrenders;

o surrender charges; and/or
o contract administrative charges.


Accumulation unit values will fluctuate due to:


o changes in underlying mutual fund(s) net asset value;
o dividends  distributed to the variable  subaccount(s);
o capital gains or losses of underlying  mutual funds;
o mutual fund  operating  expenses;  and/or
o mortality and expense risk fees.

Making the most of your annuity

Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower the average cost per unit. For specific features contact your financial advisor.

How dollar-cost averaging works

                     Amount           Accumulation        Number of
Month                invested         unit value          units purchased

Jan                       $100             $20              5.00
Feb                        100              18              5.56
March                      100              17              5.88
April                      100              15              6.67
May                        100              16              6.25
June                       100              18              5.56
July                       100              17              5.88
Aug                        100              19              5.26
Sept                       100              21              4.76
Oct                        100              20              5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more units when the per unit market price is low...

(arrow in table pointing to Sept.) and fewer units when the per unit market price is high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Transferring money between subaccounts
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments. Certain restrictions apply to transfers involving the fixed account.


Transfer policies

o Before annuity payouts begin, you may transfer contract values between the variable subaccounts, or from the variable subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the variable subaccount(s), you may not make a transfer (including automated transfers) from any variable subaccount back to the fixed account until the next contract anniversary.


o You may transfer contract values from the fixed account to the variable subaccount(s) once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).


o If we receive your transfer request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable subaccounts. During the annuity payout period, you cannot be invested in more than five variable subaccounts at any one time unless we agree otherwise.

How to request a transfer or a surrender

1    By letter

Send  your  name,   account   number,   Social   Security   Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company of New York
P.O. Box 5144
Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Ext.
Albany, NY 12203

Minimum amount
Mail transfers:            $250 or entire account balance
Mail surrenders:           $250 or entire account balance

Maximum amount
Mail transfers:            None (up to contract value)
Mail surrenders:           None (up to contract value)

2    By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts. You can start or stop this service by written request or other method acceptable to IDS Life of New York. You must allow 30 days for IDS Life of New York to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the variable subaccount(s) may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Automated transfers or surrenders:               $50

Maximum amount
Automated transfers or surrenders: None (except for automated transfers from the fixed account)

Surrendering your contract

As owner, you may surrender all or part of your contract at any time before annuity payouts begin by sending a written request or calling IDS Life of New York. For total surrenders we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Surrender charge") and IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.

Surrender policies

If you have a balance in more than one account and request a partial surrender, we will withdraw money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving payment when you request a surrender

By regular or express mail:

o    Payable to owner;

o    Mailed to address of record;

o    Special payee and/or addressee.

Note: You will be charged a fee if you request express mail delivery.

By wire:

o    Request that payment be wired to your bank;

o    Bank account must be in the same ownership as your contract;

o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor.

Payment normally will be sent within seven days after receiving your request. However, we may postpone the payment if:

     - the surrender amount includes a purchase payment check that has not cleared;
     -    the NYSE is closed, except for normal holiday and weekend closings;
     -    trading on the NYSE is restricted, according to SEC rules;
     - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
     - the SEC permits us to delay payment for the protection of security holders.

TSA-special surrender provisions

Participants in Tax-Sheltered Annuities: The Code imposes certain restrictions on your right as owner to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if:

     -    you have attained age 59 1/2;
     -    you have become disabled as defined in the Code;
     - you have separated from the service of the employer who purchased the annuity; or
     -    the distribution is made to your beneficiary because of your death.

o If you encounter a financial hardship (within the meaning of the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec.
     31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it still may be subject to IRS taxes and penalties. (See "Taxes.")

o The above restrictions on the right to receive a distribution do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions do not apply to transfers or exchanges of contract value within the annuity, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

o For certain types of contributions under a TSA contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership with us at our Albany office. The change will become binding upon us when we receive and record it.

We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except IDS Life of New York.

However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

o    the contract value;

o the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or
o    purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

o    the contract value; or
o the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.


If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the retirement date, and the spouse is the only beneficiary, the spouse may keep the annuity in force until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if: o the beneficiary asks us in writing within 60 days after we receive proof of death; o payouts begin no later than one year after death, or other date permitted by the Code; and o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No surrender charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:
o    the annuity payout plan you select;
o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract;
o    the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan.

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, ten or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, ten or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not.
Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o    over the life of the annuitant;
o    over the joint lives of the annuitant and a designated beneficiary;

o    for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.


If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make fixed-dollar payouts under Plan B, with 120 monthly payouts guaranteed.


If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes


Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender. (See detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records. Roth IRAs may grow tax-free if you meet certain distribution requirements.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred income earnings within the contract, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payment(s).

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will continue to be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally, the IRS 10% penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at the rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:
o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For other qualified annuities, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payout. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.

The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.


Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SIMPLE IRA), mandatory 20% income tax withholding generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o    the payment is a minimum distribution required under the Code.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

Voting rights

As a contract owner with investments in the variable subaccount(s) you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes is equal to:

o the reserve held in each subaccount for the contract, divided by; o the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments


If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of IDS Life of New York's Management, further investment in such shares is no longer appropriate, another registered open-end management investment company may be substituted for fund shares held in the subaccount(s) when IDS Life of New York believes it would be in the best interest of persons having voting rights under the contract. IDS Life of New York also reserves the right to change the funds in which the subaccounts invest and to create new subaccounts that invest in additional funds.


In the event of any such substitution or change, IDS Life of New York, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. IDS Life of New York will notify owners of any substitution or change.

Distribution of the contracts

American Express Financial Advisors Inc., a registered broker/dealer and an affiliate of IDS Life of New York, is the sole distributor of the contract. IDS Life of New York pays total commissions of up to 7.0% of the total purchase payments received on the contracts. A portion of this total commission is paid to district managers and field vice presidents of the selling representative.

About IDS Life of New York

The Flexible Portfolio Annuity is issued by IDS Life of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of the American Express Company, a financial services company headquartered in New York City.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and located at 20 Madison Ave. Ext., Albany, NY. IDS Life of New York is licensed in New York and North Dakota and conducts a conventional life insurance business in the State of New York.

American Express Financial Advisors Inc. is the principal underwriter for the Accounts. Its corporate office is IDS Tower 10, Minneapolis, MN 55440-0010. American Express Financial Advisors Inc. is a wholly-owned subsidiary of AEFC.

American Express Financial Advisors Inc. offers mutual funds, investment certificates and a broad range of financial management services. IDS Life of New York offers insurance and annuities.


American Express Financial Advisors Inc. serves individuals and businesses through its nationwide network of more than 175 offices and more than 8,600 financial advisors.


Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the IDS Life of New York Flexible Portfolio Annuity Account. The IDS Life of New York Flexible Portfolio Annuity Account has no computer systems of its own but is dependent upon the systems maintained by, AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each of its critical systems by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life of New York Flexible Portfolio Annuity Account's operations currently is being evaluated. The potential materiality of any such impact is not known at this time.

Regular and special reports

Services
To help you track and evaluate the performance of your annuity, we provide:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

A personalized annuity progress report detailing the cumulative return since the contract was purchased and the average annual rate of return on your investments. This report, which is unique in the industry, is available upon request from your financial advisor.

Table of contents of the Statement of Additional Information


IDS Life of New York Preferred Retirement Account...................3
Performance information.............................................3
Calculating annuity payouts.........................................7
Rating agencies.....................................................8
Principal underwriter...............................................9
Independent auditors................................................9
Prospectus..........................................................9
Financial statements -
     IDS Life of New York Flexible Portfolio Annuity Account
     IDS Life Insurance Company of New York


Please check the appropriate box to receive a copy of the Statement of Additional Information for:


___IDS Life of New York Flexible Portfolio Annuity


___IDS Life Retirement Annuity Mutual Funds

___AIM Variable Insurance Funds, Inc.

___Putnam Variable Trust

___American Century Variable Portfolios, Inc.

___Templeton Variable Products Series Fund

___Warburg Pincus Trust/Small Company Growth Portfolio

Please return this request to:

IDS Life of New York Annuity Service
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Your name______________________________________________________________________

Address________________________________________________________________________

City ____________________________State_______________________Zip_______________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

             IDS Life of New York Flexible Portfolio Annuity Account


                                   May 1, 1998



IDS Life of New York Flexible Portfolio Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information, dated May 1, 1998, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1998, which may be obtained from your financial advisor, or by writing or calling IDS Life of New York at the address or telephone number below.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
800-541-2251

                                TABLE OF CONTENTS

IDS Life of New York Preferred Retirement Account......................p. 3

Performance Information................................................p. 3

Calculating Annuity Payouts............................................p. 7

Rating Agencies........................................................p. 8

Principal Underwriter..................................................p. 9

Independent Auditors...................................................p. 10

Prospectus.............................................................p. 10

Financial Statements
     IDS Life of New York Flexible Portfolio Annuity Account
     DS Life Insurance Company of New York

IDS LIFE OF NEW YORK PREFERRED RETIREMENT ACCOUNT

The Flexible Portfolio Annuity may be used to fund the IDS Life of New York Preferred Retirement Account (PRA) as a way to build tax-deferred retirement income. The PRA can be used to supplement, or as an alternative to, a non-deductible IRA or other retirement plan.

The advantages of the IDS Life of New York Preferred Retirement Account over a non-deductible IRA are shown below:

                            IDS Life of New York Preferred          Non-deductible IRA
                            Retirement
                            Account
--------------------------- --------------------------------------- ----------------------------------------
Maximum amount you can      $50,000 to $1 million initially, then   $2,000 per year ($4,000 per year for
contribute                  $50,000 to $100,000 per year            married individuals filing jointly)
                            depending on your age. (spouse can
                            have own plan)


--------------------------- --------------------------------------- ----------------------------------------
Highest age you can         90th birthday                           701/2years old
contribute
--------------------------- --------------------------------------- ----------------------------------------
Types of income you can     Any type: wages, investment income,     Generally limited to income from
contribute                  gifts, inheritance, etc.                employment


--------------------------- --------------------------------------- ----------------------------------------
Records you must keep       None required, but IDS Life of New      You must keep all records yourself
                            York furnishes you regular reports
                            for your files

--------------------------- --------------------------------------- ----------------------------------------
Reports you must file       None                                    You must report all contributions and
with the IRS                                                        withdrawals each year


--------------------------- --------------------------------------- ----------------------------------------
Age at which you must       90th birthday                           701/2years old
begin withdrawals


--------------------------- --------------------------------------- ----------------------------------------

PERFORMANCE INFORMATION


Calculation of yield for Subaccount GM (Investing in IDS Life Moneyshare Fund)

Subaccount GM, which invests in IDS Life Moneyshare Fund, calculates an annualized simple yield and a compound yield based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical subaccount having the balance of one accumulation unit at the beginning of the seven-day period. (The net change does not include capital change, but does include a pro rata share of the annual contract charges, including the annual contract administrative charge and the mortality and expense risk fee.) The net change in the subaccount value is divided by the value of the subaccount at the beginning of the period to obtain the return for the period. That return is then multiplied by 365/7 to obtain an annualized figure. The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

The subaccount calculates its compound yield according to the following formula:

Compound Yield = [(return for seven-day period +1) x (365/7)] - 1


Annualized Yield based on the seven-day Period ended Dec. 31, 1997


Subaccount investing in:           Simple Yield                 Compound Yield
IDS Life Moneyshare Fund               3.91%                         3.99%

The rate of return, or yield, on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in subaccount GM with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable subaccount's yield fluctuates. In comparing the yield of subaccount GM to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for Subaccounts (Investing in income funds)

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       ---
                                       cd
where:        a    =  dividends and investment income earned during the period.
              b    =  expenses accrued for the period (net of reimbursements).
              c    =  the  average   daily  number  of   accumulation   units
                      outstanding  during  the  period  that  were  entitled  to receive dividends.
              d    =  the maximum offering price per  accumulation  unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield based on the 30-day Period ended Dec. 31, 1997

Subaccount investing in:                                Yield
IDS Life Special Income (GS)                              6.75%
IDS Life Global Yield (GY)                                5.86
IDS Life Income Advantage (GV)                            8.23


Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the account), calculated according to the following formula:
                                        n
                                  P(1+T)  = ERV

where:        P     = a hypothetical initial payment of $1,000.
              T     = average annual total return.
              n     = number of years.
              ERV   = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).


We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.

Average Annual Total Return For Period Ended:                 Dec. 31, 1997


Average Annual Total Return with Surrender

                                               Performance Since                          Performance Since
                                        Commencement of the Subaccount                 Commencement of the Fund


                                                             Since                                                Since
Subaccount investing in:*                  1 Year        Commencement     1 Year       5 Years   10 Years     Commencement
IDS LIFE
   Aggressive Growth Fund                    4.15%           4.46%            4.15%      10.69%      --          10.34%
(10/96;1/92)*
   Capital Resource Fund                    15.51           14.06            15.51       10.26     13.16           --
(10/86;10/81)
   Global Yield (10/96;4/96)                -4.53           -1.46            -4.53         --        --           1.57
   Growth Dimensions (10/96;4/96)           15.73           14.10            15.73         --        --          16.40
   Income Advantage (10/96;4/96)             4.88            5.68             4.88         --        --           6.03
   International Equity Fund                -5.64           -2.67            -5.64        6.89       --           6.36
(10/96;1/92)
   Managed Fund (10/96;4/86)                10.94           12.56            10.94       11.13     12.40           --
   Moneyshare Fund (10/96;10/81)            -3.22           -1.98            -3.22        2.17      4.18           --
   Special Income Fund (10/96;10/81)         0.40            2.16             0.40        7.49      8.42           --
AIM
   AIM V.I. Growth and Income Fund          17.07           17.38            17.07         --        --          18.47
   (10/96;5/94)
AMERICAN
   American Century VP Value                17.42           20.12            17.42         --        --          17.79
   (10/96:5/96)
PUTNAM
   Putnam VT New Opportunities Fund         14.67            5.37            14.67         --        --          20.27
   (10/96;5/94)
TEMPLETON
   Templeton Developing Markets            -37.15          -31.56           -37.15         --        --         -25.69
   Funds Class 1 (10/96;5/96)
WARBURG
   Warburg Pincus Trust - Small              7.13            4.29             7.13         --        --          18.30
   Company Growth (10/.96;6/95)


Average Annual Total Return without Surrender

                                               Performance Since                          Performance Since
                                        Commencement of the Subaccount                 Commencement of the Fund

                                                             Since                                                Since
Subaccount investing in:*                  1 Year        Commencement     1 Year       5 Years   10 Years     Commencement

IDS LIFE
   Aggressive Growth Fund                   11.15%          10.06%         11.15%      11.35%     --%          10.85%
(10/96;1/92)*
   Capital Resource Fund                    22.51           19.55          22.51       10.93     13.16           --
(10/86;10/81)
   Global Yield (10/96;4/96)                 2.47            4.22           2.47         --        --           5.66
   Growth Dimensions (10/96;4/96)           22.73           19.59          22.73         --        --          20.15
   Income Advantage (10/96;4/96)            11.88           11.27          11.88         --        --          10.01
   International Equity Fund                 1.36            3.02           1.36        7.65       --           6.97
(10/96;1/92)
   Managed Fund (10/96;4/86)                17.94           18.07          17.94       11.77     12.40           --
   Moneyshare Fund (10/96;10/81)             3.78            3.70           3.78        3.07      4.18           --
   Special Income Fund (10/96;10/81)         7.40            7.78           7.40        8.22      8.42           --
AIM
   AIM V.I. Growth and Income Fund          24.07           22.84          24.07         --        --          19.50
   (10/96;5/94)
AMERICAN
   American Century VP Value                24.42           25.54          24.42         --        --          21.50
   (10/96:5/96)
PUTNAM
   Putnam VT New Opportunities Fund         21.67           10.96          21.67         --        --          21.26
   (10/96;5/94)
TEMPLETON
   Templeton Developing Markets            -30.15          -25.41         -30.15         --        --         -20.92
   Funds Class 1 (10/96;5/96)
WARBURG
   Warburg Pincus Trust - Small             14.13            9.90          14.13         --        --          20.44
   Company Growth (10/96;6/95)


*(Commencement dates of the subaccounts; commencement dates of the funds).

Aggregate Total Return

Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                     ERV - P
                                     -------
                                        P

where:        P     = a hypothetical initial payment of $1,000.
              ERV   = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the account) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a surrender charge.

Total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.


Performance of the subaccounts may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustrations as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:
o determine the dollar value of your annuity as of the valuation date seven days before the retirement date.
o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your subaccount is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying mutual fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% Table: If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they are declining.

Annuity Unit Values: This value was originally set at $1 for each variable subaccount. To calculate later values we multiply the last annuity value by the product of:

o        the net investment factor; and
o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:
o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then
o        dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan you select; and
o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life of New York by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuity. This information relates only to the fixed account and reflects IDS Life of New York's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

       Rating agency                     Rating

         A.M. Best                         A+
                                       (Superior)

       Duff & Phelps                       AAA

          Moody's                          Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the variable account is American Express Financial Advisors Inc., which offers the variable annuities on a continuous basis.


Surrender charges received by IDS Life of New York for 1997 and 1996, aggregated $688,445 and 551,374, respectively. Commissions paid IDS Life of New York for 1997 and 1996, aggregated $1,067,783 and 1,036,511, respectively. The surrender charges were applied towards payment of commissions.


INDEPENDENT AUDITORS


The financial statements of IDS Life of New York Flexible Portfolio Annuity Account including the statements of net assets as of Dec. 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for the year ended Dec. 31, 1997 and for the period ended Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996, and the financial statements of IDS Life Insurance Company of New York as of Dec. 31, 1997 and 1996, and for each of the three years in the period ended Dec. 31, 1997, appearing in this prospectus and Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


PROSPECTUS


The prospectus dated May 1, 1998, is hereby incorporated in this Statement of Additional Information by reference.

IDS Life of New York Flexible Portfolio Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Flexible Portfolio Annuity Account (comprised of subaccounts GC, GI, GA, GS, GM, GD, GG, GY, GV, GW, GN, GP, GK and GT) as of December 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1997 and the period October 8, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Flexible Portfolio Annuity Account at December 31, 1997, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 13, 1998

IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                             Dec. 31, 1997

                                                                         Segregated Asset Subaccount
                                              --------------------------------------------------------------------------------------
Assets                                             GC               GI              GA               GS                GM

------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
162,816 shares at net asset value
of  $28.58 per share (cost $4,334,011)           $ 4,652,641       $        -     $         -      $         -         $         -
IDS Life International Equity Fund
362,483 shares at net asset value
of  $13.63 per share (cost $5,115,691)                     -        4,940,247               -                -                   -
IDS Life Aggressive Growth
332,329 shares at net asset value
of  $16.07 per share (cost $5,397,423)                     -                -       5,340,751                -                   -
IDS Life Special Income Fund
600,047 shares at net asset value
of  $11.80 per share (cost $7,147,573)                     -                -               -        7,077,601                   -
IDS Life Moneyshare Fund, Inc.
11,276,121 shares at net asset value
of  $1.00 per share (cost $11,275,168)                     -                -               -                -          11,275,181
IDS Life Managed Fund, Inc.
590,826 shares at net asset value
of  $18.04 per share (cost $10,680,370)                    -                -               -                -                   -
IDS Life Growth Dimensions Fund
1,825,758 shares at net asset value
of  $13.70 per share (cost $22,670,916)                    -                -               -                -                   -
IDS Life Global Yield Fund
372,510 shares at net asset value
of  $10.39 per share (cost $3,859,206)                     -                -               -                -                   -
IDS Life Income Advantage Fund
980,361 shares at net asset value
of  $10.38 per share (cost $10,032,784)                    -                -               -                -                   -
AIM V.I. Growth and Income Fund
693,907 shares at net asset value
of  $18.87 per share   (cost $11,996,080)                  -                -               -                -                   -
Putnam VT New Opportunities Fund
686,483 shares at net asset value
of  $21.23 per share   (cost $12,872,714)                  -                -               -                -                   -
American Century VP Value
1,069,368 shares at net asset value
of  $6.93 per share   (cost $6,657,764)                    -                -               -                -                   -
Templeton Developing Markets Fund: Class 1
1,155,694 shares at net asset value
of  $6.63 per share   (cost $10,713,510)                   -                -               -                -                   -
Warburg Pincus Trust/Small
Company Growth Portfolio
799,073 shares at net asset value
of  $16.48 per share   (cost $11,880,238)                  -                -               -                -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                   4,652,641        4,940,247       5,340,751        7,077,601          11,275,181
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                       -                -               -           41,972              49,941
Accounts receivable from IDS Life of New York
for contract purchase payments                        21,339            5,094           1,515           12,681              53,536
Receivable from mutual funds for
share redemptions                                          -                -               -            1,517              18,906
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                       4,673,980        4,945,341       5,342,266        7,133,771          11,397,564
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee                         5,012            5,337           5,852            7,677              11,976
Contract terminations                                      -                -               -            1,517              18,906
Payable to mutual funds for investments
purchased                                             21,339            5,094           1,515           46,976              91,501
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     26,351           10,431           7,367           56,170             122,383
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
accumulation period                                4,647,629        4,934,764       5,334,899        7,077,601          11,275,181
Net assets applicable to contracts in
payment period                                             -              146               -                -                   -
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $ 4,647,629      $ 4,934,910     $ 5,334,899      $ 7,077,601        $ 11,275,181
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                     3,726,211        4,750,619       4,736,533        6,444,921          10,766,759
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                 $ 1.25           $ 1.04          $ 1.13           $ 1.10              $ 1.05
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                 Dec. 31, 1997

                                                                       Segregated Asset Subaccounts
                                             ---------------------------------------------------------------------------------------
Assets                                            GD               GG              GY               GV                GW

------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
162,816 shares at net asset value
of  $28.58 per share (cost $4,334,011)          $          -      $         -     $         -      $         -         $         -
IDS Life International Equity Fund
362,483 shares at net asset value
of  $13.63 per share (cost $5,115,691)                     -                -               -                -                   -
IDS Life Aggressive Growth
332,329 shares at net asset value
of  $16.07 per share (cost $5,397,423)                     -                -               -                -                   -
IDS Life Special Income Fund
600,047 shares at net asset value
of  $11.80 per share (cost $7,147,573)                     -                -               -                -                   -
IDS Life Moneyshare Fund, Inc.
11,276,121 shares at net asset value
of  $1.00 per share (cost $11,275,168)                     -                -               -                -                   -
IDS Life Managed Fund, Inc.
590,826 shares at net asset value
of  $18.04 per share (cost $10,680,370)           10,657,052                -               -                -                   -
IDS Life Growth Dimensions Fund
1,825,758 shares at net asset value
of  $13.70 per share (cost $22,670,916)                    -       25,012,883               -                -                   -
IDS Life Global Yield Fund
372,510 shares at net asset value
of  $10.39 per share (cost $3,859,206)                     -                -       3,869,646                -                   -
IDS Life Income Advantage Fund
980,361 shares at net asset value
of  $10.38 per share (cost $10,032,784)                    -                -               -       10,180,906                   -
AIM V.I. Growth and Income Fund
693,907 shares at net asset value
of  $18.87 per share   (cost $11,996,080)                  -                -               -                -          13,094,023
Putnam VT New Opportunities Fund
686,483 shares at net asset value
of  $21.23 per share   (cost $12,872,714)                  -                -               -                -                   -
American Century VP Value
1,069,368 shares at net asset value
of  $6.93 per share   (cost $6,657,764)                    -                -               -                -                   -
Templeton Developing Markets Fund: Class 1
1,155,694 shares at net asset value
of  $6.63 per share   (cost $10,713,510)                   -                -               -                -                   -
Warburg Pincus Trust/Small
Company Growth Portfolio
799,073 shares at net asset value
of  $16.48 per share   (cost $11,880,238)                  -                -               -                -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                  10,657,052       25,012,883       3,869,646       10,180,906          13,094,023
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                       -                -          19,766           72,519                   -
Accounts receivable from IDS Life of New York
for contract purchase payments                        20,271           49,017           8,192                -                   -
Receivable from mutual funds for
share redemptions                                     25,208                -               -                -                   -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                      10,702,531       25,061,900       3,897,604       10,253,425          13,094,023
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee                        11,469           27,082           4,178           10,946              14,006
Contract terminations                                 25,208                -               -                -                   -
Payable to mutual funds for investments
purchased                                             20,271           49,017          23,780           61,573                   -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     56,948           76,099          27,958           72,519              14,006
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
accumulation period                               10,550,806       24,930,686       3,869,514       10,180,906          13,057,482
Net assets applicable to contracts in
payment period                                        94,777           55,115             132                -              22,535
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 10,645,583     $ 24,985,801     $ 3,869,646     $ 10,180,906        $ 13,080,017
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                     8,588,876       19,978,769       3,672,423        8,903,708          10,124,465
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                 $ 1.23           $ 1.25          $ 1.05           $ 1.14              $ 1.29
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                  Dec. 31, 1997

                                                                 Segregated Asset Subaccount
                                            -------------------------------------------------------------------           Combined
Assets                                           GN               GP              GK               GT                     Variable
                                                                                                                           Account
------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
162,816 shares at net asset value
of  $28.58 per share (cost $4,334,011)        $            -    $           -     $         -       $        -         $ 4,652,641
IDS Life International Equity Fund
362,483 shares at net asset value
of  $13.63 per share (cost $5,115,691)                     -                -               -                -           4,940,247
IDS Life Aggressive Growth
332,329 shares at net asset value
of  $16.07 per share (cost $5,397,423)                     -                -               -                -           5,340,751
IDS Life Special Income Fund
600,047 shares at net asset value
of  $11.80 per share (cost $7,147,573)                     -                -               -                -           7,077,601
IDS Life Moneyshare Fund, Inc.
11,276,121 shares at net asset value
of  $1.00 per share (cost $11,275,168)                     -                -               -                -          11,275,181
IDS Life Managed Fund, Inc.
590,826 shares at net asset value
of  $18.04 per share (cost $10,680,370)                    -                -               -                -          10,657,052
IDS Life Growth Dimensions Fund
1,825,758 shares at net asset value
of  $13.70 per share (cost $22,670,916)                    -                -               -                -          25,012,883
IDS Life Global Yield Fund
372,510 shares at net asset value
of  $10.39 per share (cost $3,859,206)                     -                -               -                -           3,869,646
IDS Life Income Advantage Fund
980,361 shares at net asset value
of  $10.38 per share (cost $10,032,784)                    -                -               -                -          10,180,906
AIM V.I. Growth and Income Fund
693,907 shares at net asset value
of  $18.87 per share   (cost $11,996,080)                  -                -               -                -          13,094,023
Putnam VT New Opportunities Fund
686,483 shares at net asset value
of  $21.23 per share   (cost $12,872,714)         14,574,038                -               -                -          14,574,038
American Century VP Value
1,069,368 shares at net asset value
of  $6.93 per share   (cost $6,657,764)                    -        7,410,713               -                -           7,410,713
Templeton Developing Markets Fund: Class 1
1,155,694 shares at net asset value
of  $6.63 per share   (cost $10,713,510)                   -                -       7,662,250                -           7,662,250
Warburg Pincus Trust/Small
Company Growth Portfolio
799,073 shares at net asset value
of  $16.48 per share   (cost $11,880,238)                  -                -               -       13,168,722          13,168,722
------------------------------------------------------------------------------------------------------------------------------------
                                                  14,574,038        7,410,713       7,662,250       13,168,722         138,916,654
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                       -                -               -                -             184,198
Accounts receivable from IDS Life of New York
for contract purchase payments                             -                -               -                -             171,645
Receivable from mutual funds for
share redemptions                                          -                -               -                -              45,631
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                      14,574,038        7,410,713       7,662,250       13,168,722         139,318,128
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee                        15,724            7,862           8,264           14,244             149,629
Contract terminations                                      -                -               -                -              45,631
Payable to mutual funds for investments
purchased                                                  -                -               -                -             321,066
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     15,724            7,862           8,264           14,244             516,326
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
accumulation period                               14,535,362        7,402,851       7,648,331       13,147,524         138,593,536
Net assets applicable to contracts in
payment period                                        22,952                -           5,656            6,954             208,267
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 14,558,314      $ 7,402,851     $ 7,653,987     $ 13,154,478       $ 138,801,803
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                    12,771,996        5,588,897      10,949,809       11,690,211
--------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                 $ 1.14           $ 1.32          $ 0.70           $ 1.12
--------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                                  Year ended Dec. 31, 1997

                                                                          Segretated Asset Subaccount
                                               -------------------------------------------------------------------------------------
                                                    GC               GI              GA               GS                GM
Investment income
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                  $ 106,567        $ 129,116       $ 429,112        $ 440,008           $ 391,971
Mortality and expense risk fee                        30,721           33,575          38,955           53,110              96,933
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                        75,846           95,541         390,157          386,898             295,038
------------------------------------------------------------------------------------------------------------------------------------


Realized and unrealized gain (loss) on investments - net
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                  167,144           46,931         201,525          406,708           6,451,459
Cost of investments sold                             162,690           45,988         205,725          403,557           6,451,463
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                4,454              943          (4,200)           3,151                  (4)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                          366,848         (179,569)         29,548          (65,525)                  4
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       371,302         (178,626)         25,348          (62,374)                  -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          $ 447,148        $ (83,085)      $ 415,505        $ 324,524           $ 295,038
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations  - continued                                                                     Year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                 -----------------------------------------------------------------------------------
                                                        GD               GG              GY               GV                GW
Investment income
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                  $ 894,970        $ 115,872       $ 111,519        $ 524,255            $ 16,322
Mortality and expense risk fee                        72,404          166,037          26,022           70,439              82,287
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       822,566          (50,165)         85,497          453,816             (65,965)
------------------------------------------------------------------------------------------------------------------------------------


Realized and unrealized gain (loss) on investments - net
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                  278,332          192,075         184,177          334,348             164,179
Cost of investments sold                             279,897          170,130         184,563          331,956             147,829
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               (1,565)          21,945            (386)           2,392              16,350
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                           19,113        2,359,308           7,928          132,931           1,086,162
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        17,548        2,381,253           7,542          135,323           1,102,512
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                    $ 840,114      $ 2,331,088        $ 93,039        $ 589,139         $ 1,036,547
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                                      Year ended Dec. 31, 1997

                           Segregated Asset Subaccount
                                        ------------------------------------------------------------------------------     Combined
                                             GN                 GP                  GK                  GT                 Variable
Investment income                                                                                                           Account
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds           $          -       $  23,003      $    17,618        $         -            $ 3,200,333
Mortality and expense risk fee                   100,521          44,816           62,447             83,771                962,038
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                  (100,521)        (21,813)         (44,829)           (83,771)             2,238,295
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                              289,511         171,083          172,167             77,397              9,137,036
Cost of investments sold                         273,228         153,153          174,541             70,949              9,055,669
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments           16,283          17,930           (2,374)             6,448                 81,367
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                    1,751,084         726,149       (3,060,129)         1,239,168              4,413,020
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,767,367         744,079       (3,062,503)         1,245,616              4,494,387
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                    $ 1,666,846       $ 722,266     $ (3,107,332)       $ 1,161,845            $ 6,732,682
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                       Year ended Dec. 31, 1997

                                                                          Segregated Asset Subaccount
                                             ---------------------------------------------------------------------------------------
Operations                                        GC               GI                 GA                GS                 GM

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                   $ 75,846         $ 95,541           $ 390,157        $ 386,898           $ 295,038
Net realized gain (loss) on investments             4,454              943              (4,200)           3,151                  (4)
Net change in unrealized appreciation or
depreciation of investments                       366,848         (179,569)             29,548          (65,525)                  4
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   447,148          (83,085)            415,505          324,524             295,038
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                      2,450,819        2,437,303           2,439,595        5,308,422          20,460,120
Net transfers*                                  1,099,174        1,869,148           1,498,450          162,836         (12,329,944)
Transfers for policy loans                              -              107                  38              220               1,411
Annuity payments                                        -                -                   -                -                   -
Contract charges                                     (843)            (849)             (1,695)            (412)               (164)
Contract terminations:
Surrender benefits                                (15,537)         (16,626)            (32,770)         (26,327)            (40,487)
Death benefits                                          -                -              (1,516)          (2,339)                  -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                           3,533,613        4,289,083           3,902,102        5,442,400           8,090,936
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   666,868          728,912           1,017,292        1,310,677           2,889,207
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 4,647,629      $ 4,934,910         $ 5,334,899      $ 7,077,601        $ 11,275,181
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            655,487          711,793           1,004,549        1,282,750           2,865,321
Contract purchase payments                      2,157,496        2,299,123           2,342,369        5,032,759          19,890,315
Net transfers*                                    927,613        1,756,089           1,422,446          156,776         (11,950,989)
Transfers for policy loans                              -               99                  36              202               1,352
Contract charges                                     (701)            (830)             (1,511)            (378)               (157)
Contract terminations:
Surrender benefits                                (13,684)         (15,655)            (29,863)         (24,967)            (39,083)
Death benefits                                          -                -              (1,493)          (2,221)                  -
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                3,726,211        4,750,619           4,736,533        6,444,921          10,766,759
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
IDS Life of New York for conversion from (to) fixed account.

See accompanying notes to financial statements.



IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                           Year ended Dec. 31, 1997

                                                                          Segregated Asset Subaccount
                                              --------------------------------------------------------------------------------------
Operations                                           GD               GG              GY               GV                GW

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                     $ 822,566        $ (50,165)       $ 85,497        $ 453,816           $ (65,965)
Net realized gain (loss) on investments               (1,565)          21,945            (386)           2,392              16,350
Net change in unrealized appreciation or
depreciation of investments                           19,113        2,359,308           7,928          132,931           1,086,162
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      840,114        2,331,088          93,039          589,139           1,036,547
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                         5,619,073       12,266,806       1,946,252        6,288,864           6,923,961
Net transfers*                                     2,914,390        6,820,155       1,254,831        1,414,883           3,742,141
Transfers for policy loans                               680            3,945              38               22                 623
Annuity payments                                      (7,024)          (3,956)              -             (132)               (243)
Contract charges                                      (1,792)          (6,631)           (364)            (738)             (2,260)
Contract terminations:
Surrender benefits                                   (73,885)        (104,821)        (26,105)         (59,746)            (60,312)
Death benefits                                             -          (46,009)         (6,290)          (6,927)                  -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                              8,451,442       18,929,489       3,168,362        7,636,226          10,603,910
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,354,027        3,725,224         608,245        1,955,541           1,439,560
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 10,645,583     $ 24,985,801     $ 3,869,646     $ 10,180,906        $ 13,080,017
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             1,300,874        3,667,122         591,941        1,917,299           1,385,927
Contract purchase payments                         4,935,470       10,644,073       1,894,305        5,772,299           5,752,786
Net transfers*                                     2,504,240        5,847,128       1,218,102        1,287,584           3,057,581
Transfers for policy loans                               561            3,532              36               19                 487
Contract charges                                      (1,482)          (5,458)           (355)            (676)             (1,773)
Contract terminations:
Surrender benefits                                  (150,787)        (138,865)        (25,499)         (66,580)            (70,543)
Death benefits                                             -          (38,763)         (6,107)          (6,237)                  -
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   8,588,876       19,978,769       3,672,423        8,903,708          10,124,465
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
IDS Life of New York for conversion from (to) fixed account.

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                           Year ended Dec. 31, 1997

                                                                Segregated Asset Subaccount
                                              -------------------------------------------------------------------         Combined
Operations                                         GN               GP              GK               GT                   Variable
                                                                                                                           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                    $ (100,521)       $ (21,813)      $ (44,829)       $ (83,771)        $ 2,238,295
Net realized gain (loss) on investments               16,283           17,930          (2,374)           6,448              81,367
Net change in unrealized appreciation or
depreciation of investments                        1,751,084          726,149      (3,060,129)       1,239,168           4,413,020
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                    1,666,846          722,266      (3,107,332)       1,161,845           6,732,682
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                         6,377,316        3,569,964       6,070,701        5,955,983          88,115,179
Net transfers*                                     4,074,747        2,308,606       3,355,024        4,342,808          22,527,249
Transfers for policy loans                             3,546              285             492              220              11,627
Annuity payments                                        (242)               -             (62)             (64)            (11,723)
Contract charges                                      (4,776)          (1,177)         (1,630)          (2,244)            (25,575)
Contract terminations:
Surrender benefits                                   (46,813)         (54,779)        (49,243)         (50,468)           (657,919)
Death benefits                                       (19,243)               -         (11,809)          (6,993)           (101,126)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                             10,384,535        5,822,899       9,363,473       10,239,242         109,857,712
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    2,506,933          857,686       1,397,846        1,753,391          22,211,409
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 14,558,314      $ 7,402,851     $ 7,653,987     $ 13,154,478       $ 138,801,803
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
--------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             2,682,128          806,200       1,398,887        1,780,636
Contract purchase payments                         6,228,058        2,944,807       6,136,005        5,783,092
Net transfers*                                     3,944,584        1,881,855       3,488,822        4,190,627
Transfers for policy loans                             3,636              247             525              199
Contract charges                                      (4,288)            (917)         (2,037)          (2,030)
Contract terminations:
Surrender benefits                                   (64,169)         (43,295)        (59,585)         (55,810)
Death benefits                                       (17,953)               -         (12,808)          (6,503)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  12,771,996        5,588,897      10,949,809       11,690,211
--------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
IDS Life of New York for conversion from (to) fixed account.

See accompanying notes to financial statements.



IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets *                                                                    Period ended Dec. 31, 1996

                                                                               Segregated Asset Subaccount
                                                            ------------------------------------------------------------------------
Operations                                                      GC            GI            GA            GS             GM

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                  $ 47,722       $ 4,944      $ 53,135       $ 7,724       $ 10,251
Net realized gain (loss) on investments                             (467)          286        47,230            16              -
Net change in unrealized appreciation or
depreciation of investments                                      (48,218)        4,125       (86,220)       (4,447)             9
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                           (963)        9,355        14,145         3,293         10,260
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                       640,115       662,945       989,369     1,269,850      3,312,798
Net transfers**                                                   27,716        56,639        13,778        37,534       (433,851)
Contract terminations:
Surrender benefits                                                     -           (27)            -             -              -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   667,831       719,557     1,003,147     1,307,384      2,878,947
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                      -             -             -             -              -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $666,868      $728,912    $1,017,292    $1,310,677     $2,889,207
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period                               -             -             -             -              -
Contract purchase payments                                       628,152       655,908       990,500     1,245,785      3,296,776
Net transfers**                                                   27,335        55,912        14,049        36,965       (431,455)
Contract terminations:
Surrender benefits                                                     -           (27)            -             -              -
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period                               655,487       711,793     1,004,549     1,282,750      2,865,321
------------------------------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes transfer activity from (to) other subaccounts and transfers (from) to IDS Life of New York for conversion from (to) fixed account.

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets * - continued                                                       Period ended Dec. 31, 1996

                                                                               Segregated Asset Subaccount
                                                            ------------------------------------------------------------------------
Operations                                                      GD            GG            GY            GV             GW

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                  $ 46,579      $ (1,255)      $ 1,235      $ 12,959       $ 11,147
Net realized gain (loss) on investments                               (9)          742           265           147            434
Net change in unrealized appreciation or
depreciation of investments                                      (42,431)      (17,341)        2,512        15,191         11,773
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          4,139       (17,854)        4,012        28,297         23,354
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                     1,270,380     3,496,209       537,267     1,835,892      1,262,754
Net transfers**                                                   79,578       246,923        66,990        91,390        153,452
Contract terminations:
Surrender benefits                                                   (70)          (54)          (24)          (38)             -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 1,349,888     3,743,078       604,233     1,927,244      1,416,206
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                      -             -             -             -              -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $1,354,027    $3,725,224      $608,245    $1,955,541     $1,439,560
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period                               -             -             -             -              -
Contract purchase payments                                     1,224,359     3,425,193       526,438     1,826,587      1,236,087
Net transfers**                                                   76,583       241,982        65,527        90,750        149,840
Contract terminations:
Surrender benefits                                                   (68)          (53)          (24)          (38)             -
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period                             1,300,874     3,667,122       591,941     1,917,299      1,385,927
------------------------------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes transfer activity from (to) other subaccounts and transfers (from) to IDS Life of New York for conversion from (to) fixed account.

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets * - continued                                                       Period ended Dec. 31, 1996

                                                                            Segregated Asset Subaccount
                                                          ---------------------------------------------------------      Combined
Operations                                                       GN            GP            GK            GT            Variable
                                                                                                                          Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                  $ (3,269)     $ (1,124)     $ (1,645)     $ (2,166)     $ 186,237
Net realized gain (loss) on investments                             (768)          263            12          (158)        47,993
Net change in unrealized appreciation or
depreciation of investments                                      (49,760)       26,800         8,869        49,316       (129,822)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                        (53,797)       25,939         7,236        46,992        104,408
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                     2,392,793       745,842     1,255,828     1,590,766     21,262,808
Net transfers**                                                  167,937        85,905       134,807       115,665        844,463
Contract terminations:
Surrender benefits                                                     -             -           (25)          (32)          (270)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 2,560,730       831,747     1,390,610     1,706,399     22,107,001
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                      -             -             -             -              -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $2,506,933      $857,686    $1,397,846    $1,753,391    $22,211,409
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period                               -             -             -             -
Contract purchase payments                                     2,504,655       723,028     1,263,919     1,659,770
Net transfers**                                                  177,473        83,172       134,993       120,900
Contract terminations:
Surrender benefits                                                     -             -           (25)          (34)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period                             2,682,128       806,200     1,398,887     1,780,636
-----------------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes transfer activity from (to) other subaccounts and transfers (from) to
IDS Life of New York for conversion from (to) fixed account.

See accompanying notes to financial statements.

IDS Life of New York Flexible Portfolio Annuity Account

Notes to Financial Statements
---------------------------------------------------------------
1. Organization

IDS Life of New York Flexible Portfolio Annuity Account (the Account) was established on April 17, 1996 as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York) under New York law and is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on Oct. 8, 1996.

The assets of the Account are held for the exclusive benefit of the Flexible Portfolio Annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by IDS Life of New York. Contract owners allocate their variable purchase payments to one or more of the fourteen subaccounts. Such funds are then invested in shares of nine mutual funds organized by IDS Life Insurance Company (IDS Life) or in shares of one fund organized by AIM Advisors, Inc., one fund organized by Putnam Investment Management, Inc., one fund organized by American Century Investment Management, Inc., one fund organized by Templeton Asset Management Ltd. or one fund portfolio organized by Warburg Pincus Counsellors, Inc.

Each Fund is registered under the Investment Company Act of 1940 as a diversified (non-diversified for Global Yield and Warburg Pincus Trust/Small Company Growth Portfolio) open-end management investment company or series of an open-end management investment company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations on Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations on April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. IDS Life Global Yield Fund, IDS Life Income Advantage Fund and IDS Life Growth Dimensions Fund commenced operations on April 30, 1996. AIM V.I. Growth and Income Fund commenced operations on May 2, 1994. Putnam VT New Opportunities Fund commenced operations on May 2, 1994. American Century VP Value commenced operations on May 1, 1996. Templeton Developing Markets Fund: Class 1 commenced operations March 4, 1996. Warburg Pincus Trust/Small Company Growth Portfolio commenced operations on June 30, 1995. Funds allocated to subaccount GC are invested in the shares of IDS Life Capital Resource Fund; subaccount GI invests in the shares of IDS Life International Equity Fund; subaccount GA invests in the shares of IDS Life Aggressive Growth Fund; subaccount GS invests in the shares of IDS Life Special Income Fund; subaccount GM invests in the shares of IDS Life Moneyshare Fund, Inc.; subaccount GD invests in the shares of IDS Life Managed Fund, Inc.; subaccount GG invests in the shares of IDS Life Growth Dimensions Fund; subaccount GY invests in the shares of IDS Life Global Yield Fund; subaccount GV invests in the shares of IDS Life Income Advantage Fund; subaccount GW invests in the shares of AIM V.I. Growth and Income Fund; subaccount GN invests in the shares of Putnam VT New Opportunities Fund; subaccount GP invests in the shares of American Century VP Value; subaccount GK invests in the shares of Templeton Developing Markets Fund: Class 1 and subaccount GT invests in the shares of Warburg Pincus Trust/Small Company Growth Portfolio.

IDS Life, parent company of IDS Life of New York, acts as the investment manager and American Express Financial Corporation (AEFC), an affiliated company, acts as the investment advisor for each of the IDS Life Funds. American Express Asset Management International, Inc., a wholly owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. AIM Advisors, Inc. is the investment manager for AIM V.I. Growth and Income Fund. Putnam
Investment Management, Inc. is the investment manager for Putnam VT New Opportunities Fund. American Century Investment Management, Inc. is the investment manager for American Century VP Value. Templeton Asset Management Ltd. is the investment manager for the Templeton Developing Markets Fund: Class
1. Warburg Pincus Counsellors, Inc. is the investment manager for the Warburg Pincus Trust/Small Company Growth Portfolio. American Express Financial Advisors, Inc. serves as the issuer of the contracts that invest in the IDS Life of New York Flexible Portfolio Annuity Account.

---------------------------------------------------------------
2. Summary of Significant Accounting Policies

Investments in Mutual Funds

Investments in shares of the mutual funds are stated at market value, which is the net asset value per share as determined by the respective funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the mutual funds are reinvested in additional shares of the mutual funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the mutual funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

---------------------------------------------------------------
3. Mortality and Expense Risk Fee and Contract Charges

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Account. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the subaccounts.

An annual charge of $30 is deducted from the contract value of each Flexible Portfolio Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by IDS Life of New York. The deduction will be allocated to the subaccounts on a pro-rata basis. If the contract value or total purchase payments (less any payments surrendered) equals or exceeds $25,000 on the contract anniversary, the charge will be waived. The charge cannot be increased and does not apply after annuity payouts begin.

---------------------------------------------------------------
4. Surrender Charges

There are surrender charges for all purchase payments surrendered in the first eight contract years. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $688,445 in 1997 and $551,374 in 1996. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

--------------------------------------------------------------
5. Investment Transactions

The subaccounts' purchases of mutual fund shares including reinvestment of dividend distributions, were as follows:
                                                                  Period from
                                                                   Oct.8,1996
                                                                (commencement
                                                   Year ended   of operations)
Subaccount   Investment                          Dec. 31,1997  to Dec.31,1996
-----------------------------------------------------------------------------
GC       IDS Life Capital Resource Fund......... $  3,781,016     $   728,688
GI       IDS Life International Equity Fund.....    4,436,257         736,590
GA       IDS Life Aggressive Growth Fund........    4,498,755       1,151,150
GS       IDS Life Special Income Fund...........    6,236,006       1,321,971
GM       IDS Life Moneyshare Fund, Inc..........   14,837,432       3,148,716
GD       IDS Life Managed Fund, Inc.............    9,562,701       1,397,776
GG       IDS Life Growth Dimensions Fund........   19,095,388       3,782,372
GY       IDS Life Global Yield Fund.............    3,438,036         664,719
GV       IDS Life Income Advantage Fund.........    8,424,390       2,015,206
GW       AIM V.I. Growth and Income Fund........   10,714,878       1,444,838
GN       Putnam VT New Opportunities Fund.......   10,587,081       2,590,884
GP       American Century VP Value..............    5,979,292         838,917
GK       Templeton Developing Markets Fund:Class 1  9,497,888       1,404,660
GT       Warburg Pincus Trust/Small Company
         Growth Portfolio.......................   10,245,620       1,720,373
--------------------------------------------------------------------------------
         Combined Variable Account               $121,334,740     $22,946,860
--------------------------------------------------------------------------------

------------------------------------------------------------
6. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on Variable Account's operations is currently is being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
February 5, 1998

IDS LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------
BALANCE SHEETS                              Dec. 31, 1997    Dec. 31, 1996

ASSETS                                                (thousands)
--------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1997, $562,979; 1996, $604,635)                 $ 535,651        $ 585,812
Available for sale, at fair value (Fair value:
1996, $582,962; 1996, $590,608)                   603,576          601,623
Mortgage loans on real estate                     178,826          160,017
Policy loans                                       23,349           20,077
Other investments                                     970            1,374
--------------------------------------------------------------------------
Total investments                               1,342,372        1,368,903
--------------------------------------------------------------------------
Accrued investment income                          20,205           21,068
Deferred policy acquisition costs                 126,614          119,183
Other assets                                        4,227            3,950
Separate account assets                         1,236,759          950,018
--------------------------------------------------------------------------
Total assets                                   $2,730,177       $2,463,122
--------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                                  $964,483       $1,054,954
Universal life-type insurance                     147,744          142,278
Traditional life, disability income
and long-term care insurance                       50,469           45,338
Policy claims and other policyholders' funds        4,013            3,155
Deferred income taxes                              11,445            9,046
Amounts due to brokers                             29,054            3,007
Other liabilities                                  28,931           25,463
Separate account liabilities                    1,236,759          950,018
--------------------------------------------------------------------------
Total liabilities                               2,472,898        2,233,259
--------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $10 par value per share;
200,000 shares authorized, issued and outstanding   2,000            2,000
Additional paid-in capital                         49,000           49,000
Net unrealized gain on investments                 13,175            6,937
Retained earnings                                 193,104          171,926
--------------------------------------------------------------------------
Total stockholder's equity                        257,279          229,863
--------------------------------------------------------------------------
Total liabilities and stockholder's equity     $2,730,177       $2,463,122
--------------------------------------------------------------------------
See accompanying notes.

-------------------------------------------------------------------------------
STATEMENTS OF INCOME
                                                     Years ended Dec. 31,
                                               1997         1996         1995
                                                         (thousands)
-------------------------------------------------------------------------------
Revenues:
Traditional life, disability income
and long-term care insurance
premiums                                     $ 12,376    $  10,931      $ 9,280
Policyholder and contractholder charges        18,319       15,832       13,216
Mortality and expense risk fees                11,312        8,574        6,213
Net investment income                         106,274      109,468      110,924
Net realized gains (losses) on investments        547       (1,424)       1,548
-------------------------------------------------------------------------------
Total revenues                                148,828      143,381      141,181
-------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits:
Traditional life, disability income
and long-term care insurance                    3,633        4,182        3,354
Universal life-type insurance
and investment contracts                        3,852        4,409        4,548
Increase in liabilities for future
policy benefits for traditional life,
disability income and
long-term care insurance                        3,979        2,324        1,958
Interest credited on universal life-type
insurance and investment contracts             62,294       65,099       68,630
Amortization of deferred policy
acquisition costs                              17,201       16,071       13,085
Other insurance and operating expenses         10,220        8,972        7,474
-------------------------------------------------------------------------------
Total benefits and expenses                   101,179      101,057       99,049
-------------------------------------------------------------------------------
Income before income taxes                     47,649       42,324       42,132
Income taxes                                   16,471       14,640       14,745
-------------------------------------------------------------------------------
Net income                                   $ 31,178     $ 27,684     $ 27,387
-------------------------------------------------------------------------------
See accompanying notes.


 STATEMENTS OF STOCKHOLDER'S EQUITY

                                Three years ended December 31, 1997
                                           (thousands)

                                        Additional  Net Unrealized
                               Capital   Paid-In     Gains (Losses) Retained
                                Stock    Capital    on Investments  Earnings     Total
---------------------------------------------------------------------------------------

Balance, December 31, 1994     $2,000   $ 49,000      $ (12,369)    $133,090   $171,721
  Net income                       --         --             --       27,387     27,387
  Change in net unrealized
   gains (losses) on investments   --         --         27,710           --     27,710
  Cash dividends                   --         --             --       (8,000)    (8,000)
  Loss on investment transfer
   to parent                       --         --             --         (235)      (235)
----------------------------------------------------------------------------------------
Balance, December 31, 1995      2,000     49,000         15,341      152,242    218,583
  Net income                       --         --             --       27,684     27,684
  Change in net unrealized
   gains (losses) on investments   --         --         (8,404)          --     (8,404)
  Cash dividends                   --         --             --       (8,000)    (8,000)
----------------------------------------------------------------------------------------
Balance, December 31, 1996      2,000     49,000          6,937      171,926    229,863
  Net income                       --         --             --       31,178     31,178
  Change in net unrealized
   gains (losses) on investments   --         --          6,238           --      6,238
  Cash dividends                   --         --             --      (10,000)   (10,000)
----------------------------------------------------------------------------------------
Balance, December 31, 1997     $2,000    $49,000       $ 13,175     $193,104   $257,279
----------------------------------------------------------------------------------------
See accompanying notes.

--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS                               Years ended Dec. 31,
                                                 1997        1996       1995
                                                        (thousands)
--------------------------------------------------------------------------------
Cash flows from operating activities:
Net income                                    $31,178      $27,684      $27,387
Adjustments to reconcile net income to net
cash provided by operating activities:
Policy loan issuance, excluding universal
life-type insurance                            (3,073)      (2,473)      (2,093)
Policy loan repayment, excluding universal
life-type insurance                             1,897        1,571          881
Change in accrued investment income               863        1,504       (1,055)
Change in deferred policy acquisition
costs, net                                     (7,431)      (9,087)     (11,017)
Change in liabilities for future policy
benefits for traditional life, disability income
and long-term care insurance                    5,131        2,861        1,931
Change in policy claims and other
policyholders' funds                              858         (489)         427
Deferred income tax benefit                      (960)      (2,095)      (1,301)
Change in other liabilities                     3,468        4,434        2,429
(Accretion of discount)
amortization of premium, net                     (352)        (652)        (480)
Net realized (gain) loss on investments          (547)       1,424       (1,548)
Policyholder and contractholder
charges, non-cash                              (8,772)      (7,831)      (6,962)
Other, net                                       (557)      (1,781)        (508)
--------------------------------------------------------------------------------
Net cash provided by operating activities     $21,703      $15,070      $ 8,091
--------------------------------------------------------------------------------
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                   $      -- $         --    $ (37,540)
Maturities, sinking fund payments and calls    36,511       39,082       34,216
Sales                                          12,616       14,465       28,905
Fixed maturities available for sale:
Purchases                                    (101,818)     (97,370)    (133,503)
Maturities, sinking fund payments and calls    84,229       71,939       44,234
Sales                                          27,055       15,669        8,839
Other investments, excluding policy loans:
Purchases                                     (33,243)     (14,802)      (1,939)
Sales                                          14,233       12,659        5,993
Change in amounts due from broker                 995           --           --
Change in amounts due to broker                26,047       (6,993)      10,000
--------------------------------------------------------------------------------
Net cash provided by (used in) investing
activities                                     66,625       34,649      (40,795)
--------------------------------------------------------------------------------
Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                       112,732      131,011      159,431
Surrenders and death benefits                (251,259)    (236,689)    (190,695)
Interest credited to account balances          62,294       65,099       68,630
Universal life-type insurance policy loans:
Issuance                                       (4,848)      (4,490)      (4,870)
Repayment                                       2,753        3,350        2,946
Cash dividend to parent                       (10,000)      (8,000)      (8,000)
--------------------------------------------------------------------------------
Net cash (used in) provided by financing
activities                                    (88,328)     (49,719)      27,442
--------------------------------------------------------------------------------
Net (decrease) increase in cash and cash
equivalents                                        --           --       (5,262)
Cash and cash equivalents at beginning of year     --           --        5,262
--------------------------------------------------------------------------------
Cash and cash equivalents at end of year        $  --        $  --       $   --
--------------------------------------------------------------------------------
See accompanying notes.

NOTES TO FINANCIAL STATEMENTS ($ thousands)

1.    Summary of significant accounting policies
      ------------------------------------------

      Nature of business

      IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

      Basis of presentation

      The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments

      Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred income taxes.

      Realized investment gains or losses are determined on an identified cost basis.

      Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

      Mortgage loans on real estate are carried at amortized cost less allowances for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

      ------------------------------------------------------

      Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

      The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

      The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps is included in other investments.

      Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

      When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

      Statements of cash flows

      The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

      Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                         1997        1996         1995
                                         ----        ----         ----
       Cash paid during the year for:
         Income taxes                 $17,811     $15,247      $15,026
         Interest on borrowings         1,026         777          742

      Recognition of profits on annuity contracts and insurance policies

      Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

      The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

      ------------------------------------------------------

      Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are charged to the variable annuity and variable life insurance separate accounts.

      Deferred policy acquisition costs

      The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts.
      The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to accumulation values and surrender charge revenue. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

      Liabilities for future policy benefits

      Liabilities for universal life-type insurance and deferred annuities are accumulation values.

      Liabilities for fixed annuities in a benefit status are based on mortality tables with various interest rates ranging from 5% to 9.5%, depending on year of issue.

      Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

      Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

      Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on a national survey. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

      ------------------------------------------------------

      Reinsurance

      The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis.

      Federal income taxes

      The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

      Included in other liabilities at December 31, 1997 and 1996 are $5,026 and $5,161, respectively, payable to IDS Life for federal income taxes.

      Separate account business

      The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

      The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

      Reclassifications

      Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

2.    Investments
      -----------

      Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

      The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                  Gross      Gross
                                     Amortized  Unrealized Unrealized   Fair
       Held to maturity                Cost       Gains      Losses     Value
       ----------------                ----       -----      ------     -----

       U.S. Government agency
         obligations                 $  3,690  $     253  $      --  $  3,943
       Corporate bonds and
         obligations                  476,108      27,361        444   503,025
       Mortgage-backed securities      55,853         452        294    56,011
                                      -------      ------        ---   -------
                                     $535,651     $28,066       $738  $562,979
                                      =======      ======        ===   =======

                                                   Gross      Gross
                                    Amortized   Unrealized  Unrealized   Fair
       Available for sale              Cost        Gains      Losses     Value
       ------------------              ----        -----      ------     -----

       State and municipal
        obligations                  $    104    $     10    $    --  $    114
       Corporate bonds and
       obligations                    281,555      14,272      1,635   294,192
       Mortgage-backed securities     301,303       8,253        286   309,270
                                      -------      ------      -----   -------
                                     $582,962     $22,535     $1,921  $603,576
                                      =======      ======      =====   =======


      The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1996 are as follows:

                                                   Gross      Gross
                                     Amortized  Unrealized  Unrealized   Fair
       Held to maturity                Cost        Gains      Losses     Value
       ----------------                ----        -----      ------     -----

       U.S. Government agency
        obligations                  $  4,498     $   144    $    --  $  4,642
       Corporate bonds and
        obligations                   523,807      23,060      2,964   543,903
       Mortgage-backed securities      57,507         409      1,826    56,090
                                      -------      ------      -----   -------
                                     $585,812     $23,613     $4,790  $604,635
                                      =======      ======      =====   =======

                                                  Gross       Gross
                                    Amortized   Unrealized  Unrealized   Fair
       Available for sale              Cost       Gains       Losses     Value
       ------------------           ---------   ----------  ----------   -----

       State and municipal
       obligations                   $    105     $    10    $    --  $    115
       Corporate bonds and
       obligations                    260,966       8,857      1,181   268,642
       Mortgage-backed securities     329,537       5,788      2,459   332,866
                                      -------      ------      -----   -------
                                     $590,608     $14,655     $3,640  $601,623
                                      =======      ======      =====   =======

      -----------------------

      The amortized cost and fair value of investments in fixed maturities at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized        Fair
       Held to maturity                          Cost           Value
       ----------------                        ---------        -----

       Due in one year or less                   $18,376      $ 18,593
       Due from one to five years                 84,712        89,432
       Due from five to ten years                309,104       325,967
       Due in more than ten years                 67,606        72,976
       Mortgage-backed securities                 55,853        56,011
                                                 -------       -------
                                                $535,651      $562,979
                                                 =======       =======

                                                Amortized        Fair
       Available for sale                         Cost           Value
       ------------------                       ---------        -----

       Due in one year or less                   $12,635      $ 12,747
       Due from one to five years                 39,808        42,497
       Due from five to ten years                139,686       145,567
       Due in more than ten years                 89,530        93,495
       Mortgage-backed securities                301,303       309,270
                                                 -------       -------
                                                $582,962      $603,576
                                                 =======       =======



      During the years ended December 31, 1997, 1996 and 1995, fixed maturities classified as held to maturity were sold with amortized cost of $12,737, $14,507 and $27,971, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

      Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $8,839 and gross realized gains and losses of $nil and $74, respectively.

      At December 31, 1997, bonds carried at $259 were on deposit with the state of New York as required by law.

      -----------------------

      At December 31, 1997, investments in fixed maturities comprised
      85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $117 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

         Rating                              1997             1996
       ---------                             ----             ----
       Aaa/AAA                           $  367,242      $  396,097
       Aa/AA                                  9,685          13,996
       Aa/A                                  13,646          10,197
       A/A                                  162,275         196,542
       A/BBB                                 81,463          62,488
       Baa/BBB                              343,519         336,706
       Baa/BB                                21,519          51,639
       Below investment grade               119,264         108,755
                                          ---------       ---------
                                         $1,118,613      $1,176,420
                                          =========       =========

      At December 31, 1997, 96 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

      At December 31, 1997, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 1997          December 31, 1996
                            -----------------------   -----------------------
                            On Balance  Commitments   On Balance  Commitments
       Region                  Sheet    to Purchase      Sheet    to Purchase
       ------                  -----    -----------      -----    -----------
       West North Central    $ 27,833  $       --      $ 23,191      $1,342
       East North Central      33,515          --        33,430       1,708
       South Atlantic          34,182       2,750        35,501          --
       Middle Atlantic         24,485          --        22,889          --
       Pacific                  9,873          --        12,986          --
       Mountain                32,864       6,417        15,425          --
       New England              8,624          --         8,805          --
       East South Central       8,698          --         8,825          --
       West South Central         252          --           265          --
                              -------       -----       -------       -----
                              180,326       9,167       161,317       3,050
       Less allowance for
        losses                  1,500          --         1,300          --
                              -------       -----       -------       -----
                             $178,826       $9,167     $160,017      $3,050
                              =======        =====      =======       =====

                               December 31, 1997         December 31, 1996
                            ----------------------  ------------------------
                            On Balance Commitments  On Balance   Commitments
        Property type          Sheet   to Purchase     Sheet     to Purchase
       --------------          -----   -----------     -----     -----------
       Apartments            $ 68,823     $    --    $ 70,292        $1,708
       Department/retail       54,622       6,417      48,476         1,342
       stores
       Office buildings        25,042       1,650      18,684            --
       Industrial buildings    17,975       1,100      11,956            --
       Nursing/retirement       6,035          --       6,477            --
       Medical buildings        7,577          --       5,167            --
       Hotels/motels              252          --         265            --
                              -------       -----     -------         -----
                              180,326       9,167     161,317         3,050
       Less allowance for
        losses                  1,500          --       1,300            --
                              -------       -----     -------         -----
                             $178,826      $9,167    $160,017        $3,050
                              =======       =====     =======         =====

      -----------------------

      Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

      At December 31, 1997 and 1996, the Company's recorded investment in impaired loans was $1,299 and $1,327, with allowances of $300 and $300, respectively. During 1997 and 1996, the average recorded investment in impaired loans was $1,312 and $1,628, respectively.

      The Company recognized $126 and $152 of interest income related to impaired loans for the years ended December 31, 1997 and 1996, respectively.

      The following table presents changes in the allowance for investment losses related to all loans:

                                               1997         1996        1995
                                               ----         ----        ----
       Balance, January 1                    $1,300      $   445        $445
       Provision for investment losses          200          855          --
                                              -----        -----         ---
       Balance, December 31                  $1,500       $1,300        $445
                                              =====        =====         ===

      Net investment income for the years ended December 31 is summarized as follows:

                                         1997          1996         1995
                                         ----          ----         ----
       Interest on fixed maturities   $ 92,007      $ 95,574     $ 97,092
       Interest on mortgage loans       14,228        14,171       13,888
       Other investment income           1,715         1,293        1,291
       Interest on cash equivalents         91            67          186
                                       -------       -------      -------
                                       108,041       111,105      112,457
       Less investment expenses          1,767         1,637        1,533
                                       -------       -------      -------
                                      $106,274      $109,468     $110,924
                                       =======       =======      =======

      Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                        1997        1996        1995
                                        ----        ----        ----
       Fixed maturities                 $844      $  (572)     $1,997
       Mortgage loans                   (200)        (855)       (487)
       Other investments                 (97)           3          38
                                        ----       ------       -----
                                        $547      $(1,424)     $1,548
                                         ===        =====       =====

      Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:
                                        1997         1996           1995
                                        ----         ----           ----
       Fixed maturities
        available for sale              9,599      (13,215)        43,726

3.    Income taxes
      ------------

      The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

      The income tax expense for the years ending December 31 consists of the following:

                                       1997         1996           1995
                                       ----         ----           ----
       Federal income taxes:
       Current                       $16,371      $15,735        $15,146
       Deferred                         (960)      (2,095)        (1,301)
                                      ------     --------       --------
                                      15,411       13,640         13,845
       State income taxes-current      1,060        1,000            900
                                      ------       ------         ------
       Income tax expense            $16,471      $14,640        $14,745
                                      ======       ======         ======


      Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:
                                        1997           1996            1995
                                  --------------  --------------  -------------
                                  Provision Rate  Provision Rate  Provision Rate
                                  --------- ----  --------- ----  --------- ----
      Federal income taxes based
        on the statutory rate      $16,677  35.0%  $14,814  35.0% $14,746  35.0%
      Increases (decreases)
        are attributable to:
          Tax-excluded interest
            and dividend income       (569) (1.2)     (458) (1.1)    (464) (1.1)
          State tax, net benefit       689   1.4       650   1.5      585   1.4
          Other, net                  (326) (0.6)     (366) (0.8)    (122) (0.3)
                                    ------  ----    ------  ----   ------  ----
      Federal income taxes         $16,471  34.6%  $14,640  34.6% $14,745  35.0%
                                    ======  ====    ======  ====   ======  ====

      A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1997, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

      Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:
                                                    1997       1996
       Deferred income tax assets:
       Policy reserves                            $28,922    $28,809
       Other                                        5,467      4,018
                                                    -----      -----
            Total deferred income tax assets       34,389     32,827


       Deferred income tax liabilities:
       Deferred policy acquisition costs           36,594     35,302
       Investments                                  9,240      6,571
                                                   ------    -------
            Total deferred income tax
              liabilities                          45,834     41,873
                                                   ------     ------
            Net deferred income tax liabilities   $11,445     $9,046
                                                   ======      =====

      ------------------------

      The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.    Stockholder's equity
      --------------------

      Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $115,828 and $94,007 as of December 31, 1997 and 1996, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5.    Benefit plans
      -------------

      The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $39, $34 and $33 in 1997, 1996 and 1995, respectively.

      The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1997, 1996 and 1995, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,965, $1,474 and $1,392, respectively. Such costs are included in deferred policy acquisition costs.

      The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1997, 1996 and 1995 were $312, $248 and $231, respectively.

      The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

6.    Incentive plan and related party operating expenses
      ---------------------------------------------------

      The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1997, 1996 and 1995 were $1,490, $1,424 and $1,720, respectively. Such costs are included in deferred policy acquisition costs.

      Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $11,589, $12,389 and $12,122 for 1997, 1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs.

7.    Commitments and contingencies
      -----------------------------

      At December 31, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $4,513,251 and $4,053,561, respectively, of which $220,798 and $203,963 were reinsured at the respective year ends.

      In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $115, $98 and $85 for the years ended December 31, 1997, 1996 and 1995, respectively. Claim recoveries under the terms of this reinsurance agreement were $963, $861 and $1,426 in 1997, 1996 and 1995, respectively.

      Premiums ceded to reinsurers other than IDS Life amounted to $1,583, $747 and $667 for the years ended December 31, 1997, 1996 and 1995, respectively. Reinsurance recovered from reinsurers other than IDS Life amounted to $1,366, $66 and $576 for the years ended
      December 31, 1997, 1996 and 1995.

      Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

      The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $303,263 and $345,943 at December 31, 1997 and 1996, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1997, 1996 and 1995, and decreases in liabilities for future policy benefits of $1,889, $2,010 and $2,039 related to this agreement for the years ended December 31, 1997, 1996 and 1995, respectively.

8.    Lines of credit
      ---------------

      The Company has an available line of credit with AEFC aggregating $25,000. The line of credit is at 45 basis points over the Federal
      Funds rate.   A $20,000 line of credit with another bank expired on
      June 30, 1997 and the Company did not seek renewal. Outstanding borrowings under these agreements were $nil at December 31, 1997 and 1996.

9.    Derivative financial instruments
      --------------------------------

      The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

      --------------------------------------------

      Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate.
      The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

      Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

      Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

      The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

      The Company's holdings of derivative financial instruments are as follows:


                             Notional    Carrying     Fair      Total Credit
       December 31, 1997      Amount      Amount      Value       Exposure
       -----------------      ------      ------      -----       --------
       Assets:
       Interest rate caps    $200,000      $ 970       $ 62          $ 62
                              =======        ===         ==            ==

       December 31, 1996
       -----------------
       Assets:
       Interest rate caps    $250,000     $1,374       $832         $832
                              =======      =====        ===          ===

      The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire on various dates through 2000.

      Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

10.   Fair values of financial instruments
      ------------------------------------

      The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

      ------------------------------------------------


                                                1997                1996
                                         ------------------  -----------------
                                         Carrying     Fair   Carrying    Fair
       Financial Assets                   Amount      Value   Amount     Value
       ----------------                   ------      -----   ------     -----
       Investments:
       Fixed maturities (Note 2):
       Held to maturity                  $ 535,651 $ 562,979  $585,812  $604,635
       Available for sale                  603,576   603,576   601,623   601,623
       Mortgage loans on real estate       178,826   187,992   160,017   164,444
       (Note 2)
       Other:
       Derivative financial                    970        62     1,374       832
       instruments (Note 9)
       Separate accounts assets (Note 1) 1,236,759 1,236,759   950,018   950,018


       Financial Liabilities
       Future policy benefits for
         fixed annuities                   880,809   852,391   979,030   946,359
       Separate account liabilities      1,136,408 1,086,565   880,160   838,492

      At December 31, 1997 and 1996, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $78,853 and $72,252, respectively, and policy loans of $4,821 and $3,672, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1997 and 1996. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997 and 1996.

      At December 31, 1997 and 1996, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $100,351and $69,859, respectively.

11.   Statutory insurance accounting practices
      ----------------------------------------

      Reconciliations of net income for 1997, 1996 and 1995 and stockholder's equity at December 31, 1997 and 1996, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                              1997          1996         1995
                                              ----          ----         ----
       Net income, per accompanying
          financial statements               $31,178      $27,684       $27,387
       Deferred policy acquisition costs      (7,432)      (9,087)      (11,017)
       Adjustments of future policy
          benefit liabilities                 (4,928)      (9,683)      (10,655)
       Deferred income tax benefit              (960)      (2,095)       (1,301)
       Provision for losses on                   296          877            --
       investments
       IMR gain/loss transfer and               (119)       1,010          (331)
       amortization
       Adjustment to separate account         10,267        8,863        20,769
       reserves
       Other, net                                430          116           948
                                              ------       ------        ------
       Net income, on basis of
          statutory accounting practices     $28,732      $17,685       $25,800
                                              ======       ======        ======


       Stockholder's equity, per accompanying
          financial statements              $257,279     $229,863
       Deferred policy acquisition costs    (126,614)    (119,183)
       Adjustments of future policy            9,452       13,458
       benefit

       liabilities
       Deferred income taxes                  11,445        9,046
       Asset valuation reserve               (16,698)     (19,446)
       Adjustments of separate account        53,456       43,189
       liabilities
       Adjustments of investments to
       amortized cost                        (20,613)     (11,016)
       Premiums due, deferred and advance      1,237        1,149
       Deferred revenue liability              1,941        1,342
       Allowance for losses                    1,645        1,349
       Non-admitted assets                      (552)        (634)
       Interest maintenance reserve           (1,551)      (1,432)
       Other, net                             (1,463)        (281)
                                             --------     --------
       Stockholder's equity, on basis of
       statutory accounting practices       $168,963     $147,404
                                             =======      =======

12.   Year 2000 Issue (unaudited)
      ---------------------------

      The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

      A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

      AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24.          Financial Statements and Exhibits

(a)  Financial statements included in part B of this Registration Statement:

     IDS Life Insurance Company of New York:

          Balance sheets as of Dec. 31, 1997 and 1996.
          Statements of Income for three years ended Dec. 31, 1997, 1996 and 1995.
          Statements of Stockholder's Equity, for the three years ended Dec. 31, 1997, 1996 and 1995.
          Statements of Cash Flows for the three years ended Dec. 31, 1997, 1996 and 1995.
          Notes to Financial Statements.
          Report of Independent Auditors for IDS Life Insurance Company of New York's Financial Statements, dated February 5, 1998.

         The audited financial statements of the Variable Account including:

     Statements of net assets as of Dec. 31, 1997;

          Statements of operations for the year ended Dec. 31, 1997;
          Statements of changes in net assets for the year ended Dec. 31, 1997 and for the period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
          Notes to financial statements, and
          Report of Independent Auditors for IDS Life Insurance Company of New York Flexible Portfolio Annuity Account, dated March 13, 1998.

(b)  Exhibits:

1. Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated on April 17, 1996, filed electronically as Exhibit 1 to Initial Registration Statement is incorporated herein by reference.

2.   Not applicable.

3.   Not applicable.

4.1  Copy of Qualified Deferred Annuity Contract Form No. 31037-NY (10/95) filed
     electronically  as  Exhibit  4.1  to  Initial  Registration   Statement  is
     incorporated herein by reference.

4.2 Copy of Non-Qualified Deferred Annuity Contract, Form No. 31036-NY (10/95), filed electronically as Exhibit 4.2 to Initial Registration Statement is incorporated herein by reference.

4.3  Copy of Deferred Annuity Contract (IRA), Form No. 31038-NY  (10/95),  filed
     electronically  as  Exhibit  4.3  to  Initial  Registration   Statement  is
     incorporated herein by reference.

4.4  Copy of Deferred Annuity Contract (SEP), Form No. 31039-NY  (10/95),  filed
     electronically  as  Exhibit  4.4  to  Initial  Registration   Statement  is
     incorporated herein by reference.

5.   Copy of the Annuity Application is filed electronically herewith.

6.1  Copy of the revised charter of IDS Life of New York dated April 1992, filed
     electronically  as  Exhibit  6.1  to  Initial  Registration   Statement  is
     incorporated herein by reference.

6.2  Copy of  Amended  By-Laws  of IDS Life of New York  dated May  1992,  filed
     electronically  as  Exhibit  6.2  to  Initial  Registration   Statement  is
     incorporated herein by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement between IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.1 to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., filed electronically as Exhibit 8.2 to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.3 to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.5 to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 is incorporated herein by reference.

9.   Opinion of counsel is filed electronically herewith.

10.  Consent of Independent Auditors is filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors, filed electronically herewith.

         Financial Statement Schedules:
         Schedule I       -   Consolidated Summary of Investments Other Than
                              Investments In Related Parties
         Schedule III     -   Supplementary Insurance Information
         Schedule IV      -   Reinsurance
         Schedule V       -   Valuation and Qualifying Accounts

         Report of Independent Auditors for IDS Life Insurance Company of New York's Financial Statement Schedules dated February 5, 1998

         All other schedules to the Financial Statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
     Exhibit 13 to Initial Registration Statement is incorporated herein by reference.

14.  Financial Data Schedules are filed electronically herewith.

15. Power of Attorney to sign this Registration Statement dated March 26, 1997, filed electronically as Exhibit 15 to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 is incorporated herein by reference.


Item 25.          Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
                  --------------------------------------------------------------------------------

                                                                              Positions and Offices with Depositor
Name                                 Principal Business Address
------------------------------------ ---------------------------------------- --------------------------------------
Mario Alaia                          20 Madison Avenue Extension              Claims Officer and Assistant
                                     Albany, NY                                    Secretary

Darrell C. Beckstrom                 IDS Tower 10                             Underwriting Officer
                                     Minneapolis, MN  55440

John C. Boeder                       20 Madison Avenue Extension              Director
                                     Albany, NY

Eugene C. Chen                       20 Madison Avenue Extension              Chief Actuary
                                     Albany, NY

Roger C. Corea                       20 Madison Avenue Extension              Director
                                     Albany, NY

Charles A. Cuccinello                20 Madison Avenue Extension              Director
                                     Albany, NY



Darlene S. Farron                    20 Madison Avenue Extension              Treasurer
                                     Albany, NY

Milton R. Fenster                    20 Madison Avenue Extension              Director
                                     Albany, NY

Donna M. Gaglione                    20 Madison Avenue Extension              Secretary
                                     Albany, NY

Robert R. Grew                       20 Madison Avenue Extension              Director
                                     Albany, NY

Margaret M. Grogan, M.D.             Bethlehem Terrace Apts.                  Medical Director
                                     Slingerland, NY

Lorraine R. Hart                     IDS Tower 10                             Investment Officer
                                     Minneapolis, MN  55440

Robert A. Hatton                     IDS Tower 10                             Director, Vice President and Chief
                                     Minneapolis, MN  55440                        Operating Officer

Richard W. Kling                     IDS Tower 10                             Director, Chairman of the Board and
                                     Minneapolis, MN  55440                        President

Edward Landes                        IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Thomas V. Nicolosi                   Suite 220                                Director
                                     500 Mamaroneck Avenue
                                     Harrison, NY  10528

Stephen P. Norman                    World Financial Center                   Director
                                     New York, NY

Carl N. Platou                       IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Gordon H. Ritz                       404 WCCO Radio Bldg.                     Director
                                     Minneapolis, MN

F. Dale Simmons                      IDS Tower 10                             Vice President and Assistant
                                     Minneapolis, MN  55440                        Treasurer

Richard M. Starr                     20 Madison Avenue Extension              Director
                                     Albany, NY

William A. Stoltzmann                IDS Tower 10                             Counsel and Assistant Secretary
                                     Minneapolis, MN  55440

Michael R. Woodward                  20 Madison Avenue Extension              Director
                                     Albany, NY

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS  Life  Insurance  Company  of New  York is a  wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota




Item 26.          Persons Controlled by or Under Common Control with the Depositor or Registrant
                  (Continued)

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27.          Number of Contractowners

                  On February  28,  1998,  there were 2,498  contract  owners of
                  qualified   contracts   and  there   were   3,906   owners  of
                  non-qualified contracts.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------
Ronald. G. Abrahamson                     Vice President - Service Quality     None
IDS Tower 10                              and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                          Senior Vice President - Human        None
IDS Tower 10                              Resources
Minneapolis, MN  55440

Peter J. Anderson                         Senior Vice President - Investment   Vice President
IDS Tower 10                              Operations
Minneapolis, MN  55440

Ward D. Armstrong                         Vice President - American Express    None
IDS Tower 10                              Retirement Services
Minneapolis, MN  55440

John M. Baker                             Vice President - Plan Sponsor        None
IDS Tower 10                              Services
Minneapolis, MN  55440

Joseph M. Barksy, III                     Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Robert C. Basten                          Vice President - Tax and Business    None
IDS Tower 10                              Services
Minneapolis, MN  55440

Timothy V. Bechtold                       Vice President - Risk Management     None
IDS Tower 10                              Products
Minneapolis, MN  55440

John D. Begley                            Group Vice President - Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Jack A. Benjamin                          Group Vice President - Greater       None
Suite 200                                 Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Brent L. Bisson                           Group Vice President - Los Angeles   None
Suite 900                                 Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                            Vice President - Mature Market       Director
IDS Tower 10                              Group
Minneapolis, MN  55440

Walter K. Booker                          Group Vice President - New Jersey    None
IDS Tower 10
Minneapolis, MN  55440

Bruce J. Bordelon                         Group Vice President - Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                         Group Vice President - Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                        Vice President - Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                            Senior Vice President - Law and      None
IDS Tower 10                              Corporate Affairs
Minneapolis, MN  55440

Daniel J. Candura                         Vice President - Marketing Support   None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                        Vice President - American Express    None
IDS Tower 10                              Securities Services
Minneapolis, MN  55440

Mark W. Carter                            Senior Vice President and Chief      None
IDS Tower 10                              Marketing Officer
Minneapolis, MN  55440

James E. Choat                            Senior Vice President -              None
IDS Tower 10                              Institutional Products Group
Minneapolis, MN  55440

Kenneth J. Ciak                           Vice President and General Manager   None
IDS Property Casualty                     - DS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                          Vice President - Advisor Staffing,   None
IDS Tower 10                              Training and Support
Minneapolis, MN  55440

Roger C. Corea                            Group Vice President - Upstate New   Director
290 Woodcliff Drive                       York
Fairport, NY  14450

Henry J. Cormier                          Group Vice President - Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                          Group Vice President -               None
Suite 200                                 Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                            Group Vice President -               None
Suite 312                                 Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                            Vice President and General Counsel   None
IDS Tower 10
Minneapolis, MN  55440

Regenia David                             Vice President - Systems Services    None
IDS Tower 10
Minneapolis, MN  55440

Luz Maria Davis                           Vice President - Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                     Group Vice President -               None
Suite 500                                 Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                          Group Vice President - Eastern       None
Two Datran Center                         Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Gordon L. Eid                             Senior Vice President, General       None
IDS Tower 10                              Counsel and Chief Compliance
Minneapolis, MN  55440                    Officer

Robert M. Elconin                         Vice President - Government          None
IDS Tower 10                              Relations
Minneapolis, MN  55440

Mark A. Ernst                             Senior Vice President - Third        Director
IDS Tower 10                              Party Distribution
Minneapolis, MN  55440

Joseph Evanovich Jr.                      Group Vice President -               None
One Old Mill                              Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson                         Group Vice President - San           None
Suite 200                                 Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines                           Vice President - Mutual Fund         None
IDS Tower 10                              Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                       Vice President - Institutional       None
IDS Tower 10                              Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                            Vice President and Corporate         None
IDS Tower 10                              Controller
Minneapolis, MN  55440

William P. Fritz                          Group Vice President - Northern      None
Suite 160                                 Missouri
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                              Group Vice President - Twin City     None
8500 Tower Suite 1770                     Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                           Vice President and Marketing         None
IDS Tower 10                              Controller
Minneapolis, MN  55440

Teresa A. Hanratty                        Group Vice President - Northern      None
Suites 6&7                                New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                          Group Vice President - Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                          Vice President - Insurance           None
IDS Tower 10                              Investments
Minneapolis, MN  55440

Scott A. Hawkinson                        Vice President - Assured Assets      None
IDS Tower 10                              Product Development and Management
Minneapolis, MN  55440

Brian M. Heath                            Group Vice President - North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                           Vice President - Incentive           None
IDS Tower 10                              Compensation
Minneapolis, MN  55440

James G. Hirsh                            Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                              Group Vice President - Rhode         None
310 Southbridge Street                    Island/Central - Western
Auburn, MA  01501                         Massachusetts

David J. Hockenberry                      Group Vice President - Eastern       None
30 Burton Hills Blvd.                     Tennessee
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                         Vice President and Treasurer         None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                           Chairman, President and Chief        Board member
IDS Tower 10                              Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                         Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

James M. Jensen                           Vice President - Insurance Product   None
IDS Tower 10                              Development and Management
Minneapolis, MN  55440

Marietta L. Johns                         Senior Vice President - Field        None
IDS Tower 10                              Management
Minneapolis, MN  55440

Nancy E. Jones                            Vice President - Business            None
IDS Tower 10                              Development
Minneapolis, MN  55440

James E. Kaarre                           Vice President - Marketing           None
IDS Tower 10                              Promotions
Minneapolis, MN  55440

Matthew N. Karstetter                     Vice President - Investment          None
IDS Tower 10                              Accounting
Minneapolis, MN  55440

Linda B. Keene                            Vice President - Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                        Vice President - Investment          None
IDS Tower 10                              Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                           Senior Vice President -              None
IDS Tower 10                              Distribution Services
Minneapolis, MN  55440

Brian Kleinberg                           Executive Vice President -           None
IDS Tower 10                              Financial Direct
Minneapolis, MN  55440

Richard W. Kling                          Senior Vice President - Risk         Director, Chairman of the
IDS Tower 10                              Management Products                  Board and President
Minneapolis, MN  55440

Paul F. Kolkman                           Vice President - Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                           Vice President - Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                          Group Vice President - Greater       None
Suite 108                                 Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                         Director and Senior Vice President   None
IDS Tower 10                              - Field Management and Business
Minneapolis, MN  55440                    Systems

Mitre Kutanovski                          Group Vice President - Chicago       None
Suite 680                                 Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.                       Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Kurt A. Larson                            Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Lori J. Larson                            Vice President - Brokerage and       None
IDS Tower 10                              Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                      Vice President and Chief U.S.        None
IDS Tower 10                              Economist
Minneapolis, MN  55440

Richard J. Lazarchic                      Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Peter A. Lefferts                         Senior Vice President - Corporate    None
IDS Tower 10                              Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                        Director and Executive Vice          None
IDS Tower 10                              President - Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                          Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Fred A. Mandell                           Vice President - Field Marketing     None
IDS Tower 10                              Readiness
Minneapolis, MN  55440

Daniel E. Martin                          Group Vice President - Pittsburgh    None
Suite 650                                 Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Thomas W. Medcalf                         Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

William C. Melton                         Vice President - International       None
IDS Tower 10                              Research and Chief International
Minneapolis, MN  55440                    Economist

William P. Miller                         Vice President and Senior            None
IDS Tower 10                              Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                         Executive Vice President -           None
IDS Tower 10                              Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                           Vice President - Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                       Group Vice President - Central       None
Suite 200                                 California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                           Senior Vice President - Client       None
IDS Tower 10                              Service
Minneapolis, MN  55440

Mary Owens Neal                           Vice President - Mature Market       None
IDS Tower 10                              Segment
Minneapolis, MN  55440

Robert J. Neis                            Vice President - Technology          None
IDS Tower 10                              Services
Minneapolis, MN  55440

Thomas V. Nicolosi                        Group Vice President - New York      None
Suite 220                                 Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer                           Vice President - Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Carla P. Pavone                           Vice President - Compensation and    None
IDS Tower 10                              Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                         Senior Vice President - Group        None
IDS Tower 10                              Relationship Leader / AXP
Minneapolis, MN  55440                    Technologies Financial Services

Susan B. Plimpton                         Vice President - Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                             Group Vice President -               None
One Tower Bridge                          Philadelphia Metro
100 Front Street, 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                          Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

James M. Punch                            Vice President - Special Projects    None
IDS Tower 10
Minneapolis, MN  55440

Frederick C. Quirsfeld                    Senior Vice President - Fixed        None
IDS Tower 10                              Income
Minneapolis, MN  55440

Debra J. Rabe                             Vice President - Financial Planning  None
IDS Tower 10
Minneapolis, MN  55440

R. Daniel Richardson                      Group Vice President - Southern      None
Suite 800                                 Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                         Senior Vice President - Field        None
IDS Tower 10                              Management and Financial Advisor
Minneapolis, MN  55440                    Service

Stephen W. Roszell                        Senior Vice President -              None
IDS Tower 10                              Institutional
Minneapolis, MN  55440

Max G. Roth                               Group Vice President -               None
Suite 201 S. IDS Ctr                      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

John P. Ryan                              Vice President and General Auditor   None
IDS Tower 10
Minneapolis, MN  55440

Erven A. Samsel                           Senior Vice President - Field        None
45 Braintree Hill Park                    Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                       Group Vice President -               None
Suite 201                                 Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                         Group Vice President - Arizona/Las   None
Suite 205                                 Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                        Senior Vice President and Chief      None
IDS Tower 10                              Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                          Vice President - Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                           Vice President - Senior Portfolio    Vice President and
IDS Tower 10                              Manager, Insurance Investments       Assistant Treasurer
Minneapolis, MN  55440

Judy P. Skoglund                          Vice President - Human Resources     None
IDS Tower 10                              and Organization Development
Minneapolis, MN  55440

Ben C. Smith                              Vice President - Workplace           None
IDS Tower 10                              Marketing
Minneapolis, MN  55440

William A. Smith                          Vice President and Controller -      None
IDS Tower 10                              Private Client Group
Minneapolis, MN  55440

James B. Solberg                          Group Vice President - Eastern       None
466 Westdale Mall                         Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                             Vice President - Geographic          None
IDS Tower 10                              Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                         Group Vice President - Southern      None
Suite 1100                                California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell                          Group Vice President - Outstate      None
Suite 433                                 Minnesota Area/North
9900 East Bren Road                       Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                     Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

James J. Strauss                          Vice President - Corporate           None
IDS Tower 10                              Planning and Analysis
Minneapolis, MN  55440

Jeffrey J. Stremcha                       Vice President - Information         None
IDS Tower 10                              Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                    Vice President - Channel             None
IDS Tower 10                              Development
Minneapolis, MN  55440

Craig P. Taucher                          Group Vice President -               None
Suite 150                                 Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                            Group Vice President -               None
Suite 425                                 Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

Peter S. Velardi                          Group Vice President -               None
Suite 180                                 Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                   Group Vice President - Denver/Salt   None
Suite 100                                 Lake City/Albuquerque
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Wesley W. Wadman                          Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Norman Weaver Jr.                         Senior Vice President - Field        None
1010 Main St, Suite 2B                    Management
Huntington Beach, CA  92648

Michael L. Weiner                         Vice President - Tax Research and    None
IDS Tower 10                              Audit
Minneapolis, MN  55440

Lawrence J. Welte                         Vice President - Investment          None
IDS Tower 10                              Administration
Minneapolis, MN  55440

Jeffrey M. Welter                         Vice President - Equity and Fixed    None
IDS Tower 10                              Income Trading
Minneapolis, MN  55440

Thomas L. White                           Group Vice President - Cleveland     None
Suite 200                                 Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                          Group Vice President - Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                       Group Vice President - Western       None
Two North Tamiami Trail                   Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                         Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Michael D. Wolf                           Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Michael R. Woodward                       Senior Vice President - Field        Director
32 Ellicott St.                           Management
Suite 100
Batavia, NY  14020


Item 29 (c).

                       Net Underwriting
Name of Principal      Discounts and        Compensation on       Brokerage
Underwriter            Commissions          Redemption            Commissions           Compensation
American Express       $1,067,783           $688,445              None                  None
Financial Advisors
Inc.

Item 30.          Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c)  Registrant   undertakes   to  deliver  any   Statement  of  Additional
          Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

     (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the ___ day of April, 1998.


                                         IDS LIFE OF NEW YORK FLEXIBLE
                                           PORTFOLIO ANNUITY ACCOUNT
                                                 (Registrant)

                                       By IDS Life Insurance Company of New York
                                                 (Sponsor)

                                              By /s/ Richard W. Kling
                                                     Richard W. Kling
                                                     President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the ____ day of April, 1998.

Signature                                            Title

/s/  John C. Boeder*                                 Director
     John C. Boeder

/s/  Roger C. Corea*                                 Director
     Roger C. Corea

/s/  Charles A. Cuccinello*                          Director
     Charles A. Cuccinello

/s/  Darlene S. Farron*                              Treasurer
     Darlene S. Farron

/s/  Robert Hatton*                                  Director, Vice President
     Robert Hatton                                   and Chief Operating Officer

/s/  Richard W. Kling*                               Director, Chairman of the
     Richard W. Kling                                Board and President

/s/  Edward Landes*                                  Director
     Edward Landes

/s/  Thomas V. Nicolosi*                             Director
     Thomas V. Nicolosi

Signature                                            Title

/s/  Stephen P. Norman*                              Director
     Stephen P. Norman

/s/  Carl N. Platou*                                 Director
     Carl N. Platou

/s/  Gordon H. Ritz*                                 Director
     Gordon H. Ritz

/s/  Richard M. Starr*                               Director
     Richard M. Starr

/s/  Michael R. Woodward*                            Director
     Michael R. Woodward


*Signed pursuant to Power of Attorney dated March 26, 1997 filed electronically as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on N-4 is herein incorporated by reference.



______________________________
Sherilyn K. Beck

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.